CULLEN HIGH DIVIDEND EQUITY FUND

A series of Cullen Funds Trust

Retail Class and Class I

PROSPECTUS

October 27, 2006

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

YOUR INVESTMENT	1

WHAT ARE THE FUND’S GOALS”	1
WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?	1
WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?	1
WHO SHOULD INVEST IN THE FUND?	2
WHAT ARE THE FUND’S FEES AND EXPENSES?	4
WHO MANAGES THE FUND?	5
ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS	6

YOUR ACCOUNT	8

SHARE PRICE	8
BUYING SHARES	11
SELLING SHARES	14
ADDITIONAL POLICIES	15
DISTRIBUTIONS AND TAXES	16
SHAREHOLDER REPORTS AND CONFIRMATIONS	17
RESERVED RIGHTS	17
FINANCIAL HIGHLIGHTS	17
FOR MORE INFORMATION	22

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?

The Fund seeks long-term capital appreciation and current income. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Capital appreciation is a primary objective and current income is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
The Fund invests, under normal circumstances, at least 80% of its net assets primarily in dividend paying common stocks of medium- and large-capitalization companies.. The Adviser generally selects stocks of companies that have all three of the following characteristics:

•	A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
•	a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
•	strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks. The Fund invests roughly similar amounts of its assets in each stock in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

As part of its strategy, the Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. Writing a covered call option allows the Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying stock from the writer of the option at a given price during a specific period.

The Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depository Receipts, which trade on U.S. exchanges.

What is a call option? A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call is the selling of a call option for an equity security that is currently held in the portfolio. If the underlying security reaches the strike price of the option, the option is likely to be exercised. In this case, the writer of the option is obligated to deliver the number of shares for which the call option is written.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks
The Fund’s major risks are those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

1  Per Morningstar, Inc., mid-capitalization companies are those with net assets between $1.8 billion and $10.8 billion. Large-capitalization companies are those with net assets above $10.9 billion

Medium-Capitalization Companies
The Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing
Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Options or Covered Call Writing
As explained previously, a call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. The market price of the call will, in most instances, move in conjunction with the price of the underlying security. The premiums received by the Fund from the sale of call options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Foreign Securities
Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Retail Class’s return (the class with the longest period of annual returns). The bar chart shows the total return of the Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). . The table shows the Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to October 7, 2004, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Retail Class shares. As part of its multiple class plan, the Fund also offers Class C and Class I shares. Class C shares are offered under a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary slightly with respect to each class.

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Cullen High Dividend Equity Fund, Retail Class

Retail Class

The Fund’s Retail Class shares calendar year-to-date return as of September 30, 2006 was 13.50%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 7.59% for the quarter ended December 31, 2004 and the lowest quarterly return was -1.92% for the quarter ended March 31, 2005.

Average Annual Total Returns for the Periods ended December 31, 2005

	1 Year	Since Inception of Retail Class(1)	Since Inception of Class I(1)
Cullen High Dividend Equity Fund, Retail Class
Return Before Taxes	4.89%	12.90%	NA
Return After Taxes on Distributions(2)	4.58%	12.61%	NA
Return After Taxes on Distributions and Sale of Fund Shares(2)	3.56%	11.06%	NA
Class I
Return Before Taxes	5.12%	NA	9.51%
S&P 500 Index (3)	4.91%	12.67%	10.35%

(1)
The Fund’s Retail Class shares commenced operations on August 1, 2003 and Class I shares commenced operations on October 7, 2004. The returns for the index have been calculated since the inception date of each class.

(2)
After-tax returns are shown for Retail Class shares only. After-tax returns for Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(3)
The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES
(fees paid directly from your investment)
	Retail Class	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase or sale price, whichever is less)	None	None
Redemption Fee [a]	2.00%	2.00%
Exchange Fee	None	None
Sales charge (load) imposed on reinvested dividends	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	Retail Class	Class I
Management Fee	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.00%
Other Expenses [b]	0.30%	0.30%
Total Annual Fund Operating Expenses [c]	1.55%	1.30%
Less Expense Waiver/Reimbursement	-0.55%	-0.55%
Net Annual Fund Operating Expenses	1.00%	0.75%

a
Effective January 1, 2007 you will be charged a 2% fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The Fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on actual amounts from the Fund’s statement of operations for the Fund’s current fiscal year.

c
The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) to no more than 1.50% for Retail shares and Class I shares until October 31, 2007. As of October 7, 2004, the Adviser has further agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) to no more than 1.00% for Retail shares and 0.75% for Class I shares through October 31, 2007. The Adviser has agreed to waive 0.25% of its management fee. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Retail	$102	$436	$793	$1,799
Class I	$77	$358	$660	$1,520

* The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.00% and 0.75% on an annualized basis for Retail shares and Class I shares, respectively.

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PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen High Dividend Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling toll-free 1-877-485-8586, on the SEC’s web site at www.sec.gov and on the Fund’s website.

WHO MANAGES THE FUND?

Investment Adviser
The Fund’s investment adviser is Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2006, the Adviser had approximately $334 million in mutual fund assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has voluntarily agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.00% of the Fund’s net assets for Retail shares and 0.75% for Class I shares. For the fiscal year ended June 30, 2006, the Adviser received a management fee of 0.45% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis for the Board of Trustees’ approval of the Adviser’s investment advisory agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2006.

Portfolio Manager
James P. Cullen, the Adviser’s principal, has been the portfolio manager of the Fund since the Fund’s inception on August 1, 2003. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, LLC, a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, LLC, Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

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Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and
Fund Accountant
U.S. Bank, N.A. serves as custodian for the Fund’s cash and securities. U.S. Bancorp Fund Services, LLC (“USBFS”) provides administrative, transfer agent, dividend disbursing and fund accounting services to the Fund.

Distributor
Quasar Distributors, LLC serves as principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution and Shareholder Servicing (12b-1) Plan
The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (“Distribution Plan”) under which the Fund pays a distribution and service fee relating to the Fund’s shares. The Distribution Plan allows the Retail class of shares to pay up to 0.25% of average daily net assets for distribution and service fees for the sale and distribution of shares and for services provided to shareholders. Expenses covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders and preparing and distributing advertising material and sales literature. Because the fees are paid out of the assets attributable to the Retail class of shares on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment in shares of the Retail class and could cost you more than paying other types of sales charges.

Description of Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. The Fund offers three classes of shares - Retail Class, Class C and Class I. This prospectus offers the Retail Class and Class I shares. A copy of the Class C prospectus may be obtained by writing to the Fund or calling toll free at 1-877-485-8586.

A distribution and service fee is imposed upon the Retail Class and over time could cost you more than if you paid other types of sales charges. The Fund’s Class I shares do not have a distribution and service fee.

The Retail Class and Class I Shares are sold without an initial front-end or contingent deferred sales charge so that the full amount of your purchase is invested in the Fund.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates).

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

Another investment strategy of the Fund is to write covered call options when the Adviser believes it will be beneficial to the Fund. The Fund may write covered call options for hedging purposes and in order to generate additional income. Writing a covered call will require the Fund to sell a call option for an equity security that is currently held in its portfolio. Generally, the Adviser does not expect covered call options to exceed 30% of the Fund’s net assets.

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The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in stocks at all times except to the extent that:

•	unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

•	anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

A portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund invests primarily in the securities of U.S. issuers, although it has the ability to invest up to 30% of its assets in securities of foreign issuers, or depository receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

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Such risks include:

•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,
•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

SHARE PRICE
The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received by the Fund’s Transfer Agent or other agent in good order.

Foreign Securities
Some of the Fund’s portfolio securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

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Frequent Purchases and Redemptions
The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing in the Fund. “Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part when, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, if such rejection is in the best interest of the Fund.

The Fund does not knowingly accommodate “market timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

Trading Practices
The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund applies these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fees
Beginning January 1, 2007, the Fund will charge a 2.00% redemption fee on the redemption of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

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2.	redemptions made under scheduled or systematic withdrawal plans, including automatic asset rebalancing;

3.
redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

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BUYING SHARES

Minimum Investments
When buying Retail and Class I shares, you must meet the following minimum investment requirements:

Retail	Initial	Additional

Regular Accounts	$1,000	$100

IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	The lesser of $250 or $25 per month	$50

Class I	Initial	Additional

Regular Accounts	$1,000,000	$100

Please note…

•	Class I Shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000.

•	A registered investment advisor may aggregate all client accounts investing in the Fund to meet the Class I shares investment minimum.

•
If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class of shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

•
You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account up to a maximum of $30 per social security number and a $25 fee for transferring assets to another custodian or for closing an account.

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other agent. All requests received in good order before 4:00 p.m. (Eastern time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
▪	The name of the Fund
▪	The dollar amount of shares to be purchased
▪	Completed purchase application or investment stub
▪	Check payable to Cullen High Dividend Equity Fund

Shares may be purchased only on days the NYSE is open for trading. If you are paying with federal funds (wire), your order will be considered received when the Fund’s Transfer Agent receives the federal funds.

11

Methods of Buying

Through a broker/dealer organization
You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail
To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen High Dividend Equity Fund.” The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

12

By wire
Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire
Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: Cullen High Dividend Equity Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan
Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five days prior to effective date.

Shares of the Fund have not been registered for sale outside of the United States. The Cullen High Dividend Equity Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

13

SELLING SHARES

Methods of Selling

Through a broker/dealer organization
If you purchased your shares through a broker/dealer or other financial organization, your redemption order may be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail
Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877-485-8586. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

Through a systematic withdrawal plan
If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees
Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.

14

•	When redemption proceeds are sent to a different address than that registered on the account.

•	If the proceeds are to be made payable to someone other than the account owner(s).

•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record.

•	If a change of address request has been received by the Transfer Agent within the last 15 days.

•	For all redemptions of $100,000 or more from any shareholder account.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s Transfer Agent. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. Except in extreme circumstances, proceeds will be wired or a check mailed within 7 calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
▪	the name of the Fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered
▪	the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

ADDITIONAL POLICIES

Telephone Transactions
Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

15

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party
If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income no less frequently than monthly and any net capital gains that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gains over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Funds ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gain, such distributions will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. Exchanges are considered a sale and purchase of Fund shares for tax purposes. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

16

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.

•	Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

•	Change the minimum or maximum investment amounts.

•	Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

•
Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

•
Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

•	Reject any purchase or redemption request that does not contain all required documentation.

FINANCIAL HIGHLIGHTS

The following tables describe the financial performance of the Fund’s Retail Class and Class I shares for the fiscal periods indicated. They are intended to help you understand the Fund’s financial results for a single Fund share. The total returns in the tables represent the rate that the investor would have earned on an investment in each share class. The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with each Class’s financial statements, is available without charge upon request.

17

Retail Class
	Year Ended June 30, 2006	Year Ended June 30, 2005		August 1, 2003(1) to June 30, 2004

Net Asset Value - Beginning of Period	$12.43	$11.45		$10.00

Income from Investment Operations:
Net investment income	0.33	0.23		0.27
Net realized and unrealized gain (loss) on investments	1.14	0.95		1.33
Total from investment operations	1.47	1.18		1.60

Less Distributions:
Dividends from net investment income	(0.33)	(0.17)		(0.15)
Distribution of net realized gains	(0.01)	(0.03)		—
Return of capital	(0.01)	—		—
Total distributions	(0.35)	(0.20)		(0.15)
Net Asset Value - End of Period	$13.55	$12.43		$11.45

Total Return	11.90%	10.27%		15.98	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$13,981	$6,463		$1,760
Ratio of expenses to average net assets:
Before expense reimbursement	1.55%	3.27%		16.27	%(3)
After expense reimbursement	1.00%	1.06	%(4)	1.50	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	2.39%	1.08%		(12.41	%)(3)
After expense reimbursement	2.94%	3.29%		2.36	%(3)
Portfolio turnover rate	5.91%	35.01%		29.37%

(1)	Commencement of operations
(2)	Not Annualized
(3)	Annualized
(4)	Effective October 7, 2004, the Adviser contractually agreed to lower the net annual operating expense ratio from 1.50% to 1.00% through June 30, 2006.

18

Class I
	Year Ended June 30, 2006	October 7, 2004(1) to June 30, 2005

Net Asset Value - Beginning of Period	$12.42	$11.87

Income from Investment Operations:
Net investment income	0.39	0.18
Net realized and unrealized gain (loss) on investments	1.12	0.59
Total from investment operations	1.51	0.77

Less Distributions:
Dividends from net investment income	(0.36)	(0.19)
Distribution of net realized gains	(0.01)	(0.03)
Return of capital	(0.01)	—
Total distributions	(0.38)	(0.22)
Net Asset Value - End of Period	$13.55	$12.42

Total Return	12.25%	6.48	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$208,027	$36,254
Ratio of expenses to average net assets:
Before expense reimbursement	1.30%	1.97	%(3)
After expense reimbursement	0.75%	0.75	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	2.64%	2.19	%(3)
After expense reimbursement	3.19%	3.41	%(3)
Portfolio turnover rate	5.91%	35.01	%(2)

(1)	Commencement of operations
(2)	Not Annualized
(3)	Annualized

19

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●     Information we receive about you on applications or other forms;

●     Information you give us orally; and

●     Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

21

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586 or by writing to:

Cullen High Dividend Equity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may also obtain a free copy of these documents on the Fund’s website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
(202) 942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

22

CULLEN HIGH DIVIDEND EQUITY FUND

A series of Cullen Funds Trust

Class C

PROSPECTUS

October 27, 2006

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

YOUR INVESTMENT	1

WHAT ARE THE FUND’S GOALS?	1
WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?	1
WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?	1
WHO SHOULD INVEST IN THE FUND?	2
WHAT ARE THE FUND’S FEES AND EXPENSES?	3
WHO MANAGES THE FUND?	5
ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS	6

YOUR ACCOUNT	8

SHARE PRICE	8
BUYING SHARES	11
SELLING SHARES	13
ADDITIONAL POLICIES	15
DISTRIBUTIONS AND TAXES	16
SHAREHOLDER REPORTS AND CONFIRMATIONS	16
RESERVED RIGHTS	17
FINANCIAL HIGHLIGHTS	17
FOR MORE INFORMATION	21

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?
The Fund seeks long-term capital appreciation and current income. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Capital appreciation is a primary objective and current income is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
The Fund invests, under normal circumstances, at least 80% of its net assets primarily in dividend paying common stocks of medium- and large-capitalization companies1 . The Adviser generally selects stocks of companies that have all three of the following characteristics:

•	A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
•	a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
•	strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks. The Fund invests roughly similar amounts of its assets in each stock in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential or price.

As part of its strategy, the Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. Writing a covered call option allows the Fund to receive a premium. A call option gives the holder the right, but not the obligation to buy the underlying stock from the writer of the option at a given price during a specific period.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

The Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depository Receipts, which trade on U.S. exchanges.

What is a call option? A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call is the selling of a call option for an equity security that is currently held in the portfolio. If the underlying security reaches the strike price of the option, the option is likely to be exercised. In this case, the writer of the option is obligated to deliver the number of shares for which the call option is written.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

General Stock Risks
The Fund’s major risks are those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

_____________________________________
1 Per Morningstar, Inc., mid-capitalization companies are those with net assets between $1.8 billion and $10.8 billion. Large-capitalization companies are those with net assets above $10.9 billion.

1

Medium-Capitalization Companies
The Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing
Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Options or Covered Call Writing
As explained previously, a call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying security at a specified price upon exercise of the option at any time prior to its expiration. The market price of the call will, in most instances, move in conjunction with the price of the underlying security. The premiums received by the Fund from the sale of call options may be used by the Fund to reduce the risks associated with individual investments and to increase total investment return.

Foreign Securities
Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

The following performance information indicates some of the risks of investing in the shares of the Fund by showing the variability of the Fund’s return. The bar chart shows the total return of the Fund’s Class C Shares for its first calendar year of operation. The table shows the Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Fund. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Prior to October 7, 2004, the shares of the Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Retail Class shares. As part of its multiple class plan, the Fund also offers Class C and Class I shares. Retail Class and Class I shares are offered under a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary slightly with respect to each class.

2

Cullen High Dividend Equity Fund, Class C

The Fund’s Class C shares calendar year-to-date return as of September 30, 2006 was 12.85%.

During the period shown in the bar chart, the Fund’s highest quarterly return was 3.89% for the quarter ended September 30, 2005 and the lowest quarterly return was -2.15% for the quarter ended March 31, 2005.

Average Annual Total Returns for the Periods ended December 31, 2005

	1 Year	Since Inception October 7, 2004
Cullen High Dividend Equity Fund, Class C
Return Before Taxes	4.07%	8.50%
Return After Taxes on Distributions(1)	3.88%	8.22%
Return After Taxes on Distributions and Sale of Fund Shares(1)	2.89%	7.19%

S&P 500 Index (2)	4.91%	10.35%

(1)
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or IRAs.

(2)
The S&P 500 Index is an unmanaged index generally representative of the market for the stocks of large-sized U.S. companies. The figures above reflect all dividends reinvested but do not reflect any deductions for fees, expenses, or taxes.

WHAT ARE THE FUND’S FEES AND EXPENSES?

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

3

SHAREHOLDER FEES	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales (load) charge (as a percentage of purchase or sale price, whichever is less)	None
Redemption Fee [a]	2.00%
Exchange Fee	None
Sales Charge (load) on Reinvested Dividends	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	Class C
Management Fee	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%
Other Expenses [b]	0.30%
Total Annual Fund Operating Expenses [c]	2.30%
Less Expense Reimbursement	-0.55%
Net Annual Fund Operating Expenses	1.75%

a
Effective January 1, 2007 you will be charged a 2% fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The Fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on actual amounts for the Fund’s current fiscal year.

c
The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) to no more than 1.75% for Class C shares until October 31, 2007. The Adviser has agreed to waive 0.25% of its management fee. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years	5 Years	10 Years
Class C	$178	$666	$1,180	$2,593

*	The 1-Year Expense Example amount reflects the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.75% on an annualized basis.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen High Dividend Equity Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling toll-free 1-877-485-8586, on the SEC’s web site at www.sec.gov and on the Fund’s website.

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WHO MANAGES THE FUND?

Investment Adviser
The Fund’s investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2006, the Adviser had approximately $334 million in mutual fund assets under management.

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.75% of the Fund’s net assets. For the fiscal year ended June 30, 2006, the Adviser received a management fee of 0.45% of the Fund’s average daily net assets, net of waiver.

A discussion regarding the basis for the Board of Trustees’ approval of the Adviser’s Investment Advisory Agreement is available in the Fund’s Annual Report to Shareholders for the fiscal year ended June 30, 2006.

Portfolio Manager
James P. Cullen, the Adviser’s principal, has been the portfolio manager of the Fund since the Fund’s inception on August 1, 2003 and class inception on October 7, 2004. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, LLC, a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, LLC, Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and
Fund Accountant
U.S. Bank, N.A. serves as custodian for the Fund’s cash and securities. U.S. Bancorp Fund Services, LLC (“USBFS”) provides administrative, transfer agent, dividend disbursing and fund accounting services to the Fund.

Distributor
Quasar Distributors, LLC serves as principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

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Distribution Plan
The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (“Distribution Plan”) for Class C shares that allows for Class C shares to pay up to 1.00% of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services to shareholders. Activities covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders and preparing and distributing advertising material and sales literature with Fund assets. Because the fees are paid out of the Fund’s assets on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

Description of Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. The Fund offers three classes of shares - Retail Class, Class C and Class I. This prospectus offers Class C shares. A copy of the Retail Class and Class I prospectus may be obtained by writing to the Fund or calling toll free at 1-877-485-8586.

Class C shares are sold without an initial front-end or contingent deferred sales charge so that the full amount of your purchase is invested in the Fund. A distribution and service fee is imposed upon Class C shares and over time could cost you more than if you paid other types of sales charges.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates).

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

Another investment strategy of the Fund is to write covered call options when the Adviser believes it will be beneficial to the Fund. The Fund may write covered call options for hedging purposes and in order to generate additional income. Writing a covered call will require the Fund to sell a call option for an equity security that is currently held in its portfolio. Generally, the Adviser does not expect covered call options to exceed 30% of the Fund’s net assets.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

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The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in stocks at all times except to the extent that:

•	unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

•	anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

A portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund invests primarily in the securities of U.S. issuers, although it has the ability to invest up to 30% of its assets in securities of foreign issuers, or depository receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

Such risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

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With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the Fund will not purchase securities which it believes, at the time of purchase, will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

SHARE PRICE

The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received by the Fund’s Transfer Agent or other agent in good order.

Foreign Securities
Some of the Fund’s portfolio securities may be listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions
The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing in the Fund. “Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part when in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

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The Fund does not knowingly accommodate “market timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

Trading Practices
The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund applies these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fees
Beginning January 1, 2007, the Fund will charge a 2.00% redemption fee on the redemption of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers”who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic withdrawal plans, including automatic asset rebalancing;

3.
redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

9

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than securities that have readily available market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

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BUYING SHARES

Minimum Investments
When buying Class C shares, you must meet the following minimum investment requirements:

	Initial	Additional

Regular Accounts	$1,000	$100

IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	The lesser of $250 or $25 per month	$50

Please note…

•	If you use an Automatic Investment Plan (“AIP”) for a regular account, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

•
You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account of up to a maximum of $30 per social security number and a $25 fee for transferring assets to another custodian or for closing an account.

Timing of Requests
The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other agent. All requests received in good order before 4:00 p.m. (Eastern time) on any business day will be executed on that same day. Requests received after 4:00 p.m. will be processed on the next business day.

Shares may be purchased only on business days the NYSE is open for trading. If you are paying with federal funds (wire), your order will be considered received when the Fund’s Transfer Agent receives the federal funds.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
▪	The name of the Fund
▪	The dollar amount of shares to be purchased
▪	Completed purchase application or investment stub
▪	Check payable to Cullen High Dividend Equity Fund

Methods of Buying

Through a broker/dealer organization
You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail
To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen High Dividend Equity Fund.” The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing P.O. Box will not be accepted without providing a permanent street address on your application.

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Regular Mail Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

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By wire
Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investment—By Wire
Before sending your wire, please contact the Transfer Agent to advise them of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: Cullen High Dividend Equity Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan
Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five (5) days prior to effective date.

Shares of the Fund have not been registered for sale outside of the United States. The Cullen High Dividend Equity Fund generally does not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except to investors with United States military APO or FPO addresses.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization
If you purchased your shares through a broker/dealer or other financial organization, your redemption order may be placed through the same organization. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail
Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

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Regular Mail Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877-485-8586. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

Through a systematic withdrawal plan
If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Redemption requests failing to indicate an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees
Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.
•	When redemption proceeds are sent to a different address than that registered on the account.
•	If the proceeds are to be made payable to someone other than the account owner(s).
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record.
•	If a change of address request has been received by the Transfer Agent within the last 15 days.
•	For all redemptions of $100,000 or more from any shareholder account.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Fund’s Transfer Agent. Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). A notary public is not an acceptable signature guarantor.

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The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. Except in extreme circumstances, proceeds will be wired or a check mailed within 7 calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
▪	the name of the Fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered
▪	the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

ADDITIONAL POLICIES

Telephone Transactions
Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party
If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income no less frequently than monthly and any net capital gains that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income, taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Fund’s ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gain, such distributions will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. Exchanges are considered a sale and purchase of Fund shares for tax purposes. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

16

RESERVED RIGHTS

The Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.

•	Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

•	Change the minimum or maximum investment amounts.

•	Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

•
Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

•
Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

•	Reject any purchase or redemption request that does not contain all required documentation.

FINANCIAL HIGHLIGHTS

The following table describes the financial performance of the Fund’s Class C shares for the fiscal periods indicated. It is intended to help you understand the Fund’s financial results for a single Fund share. The total returns in the table represent the rate that the investor would have earned on an investment in the Fund’s shares. The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with the Class’s financial statements, is available without charge upon request.

17

Class C
	Year Ended June 30, 2006	October 7, 2004(1) to June 30, 2005

Net Asset Value - Beginning of Period	$12.41	$11.87

Income from Investment Operations:
Net investment income	0.20	0.20
Net realized and unrealized gain (loss) on investments	1.17	0.49
Total from investment operations	1.37	0.69

Less Distributions:
Dividends from net investment income	(0.23)	(0.12)
Distribution of net realized gains	(0.01)	(0.03)
	(0.01)	—
Total distributions	(0.25)	(0.15)
Net Asset Value - End of Period	$13.53	$12.41

Total Return	11.13%	5.79	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$8,040	$3,007
Ratio of expenses to average net assets:
Before expense reimbursement	2.30%	3.03	%(3)
After expense reimbursement	1.75%	1.74	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	1.64%	2.12	%(3)
After expense reimbursement	2.19%	3.41	%(3)
Portfolio turnover rate	5.91%	35.01%

(1)	Commencement of operations
(2)	Not Annualized
(3)	Annualized

18

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
U.S. Bank, N.A.
Milwaukee, Wisconsin

19

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

20

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586 or by writing to:

Cullen High Dividend Equity Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may also obtain a free copy of these documents on the Fund’s website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
(202) 942-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

21

CULLEN HIGH DIVIDEND EQUITY FUND

A series of Cullen Funds Trust
STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class C, and Class I

October 27, 2006

This Statement of Additional Information (the “SAI”) is not a prospectus. You may obtain a copy of the prospectus for the Retail Class shares and Class I shares as well as the prospectus for the Class C shares dated October 27, 2006 (collectively, the “Prospectus”) of Cullen High Dividend Equity Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Fund for the fiscal year ended June 30, 2006 are incorporated herein by reference to the Trust’s June 30, 2006 Annual Report and available by request without charge by calling toll-free 1-877-485-8586.

Regular Mail	Overnight or Express Mail
Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Cullen High Dividend Equity Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

B-1

B-2

The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust currently offers two diversified portfolios to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund. Subject to class level expense differences, an investor by investing in one of the funds offered becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of the fund. Likewise, an investor shares pro rata in any losses of the fund.

The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust, on behalf of the Fund, has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act with respect to the Fund, which details the attributes of each class of the Fund’s shares. Currently, the Fund is authorized to issue three classes of shares: Retail Class shares are subject to a Rule 12b-1 fee as described in the Prospectus. Class C shares are subject to a higher 12b-1 fee as described in the Prospectus. Class I Shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a sufficient minimum initial investment.

Description of the Fund and its Investment Objective,
Policies and Risks

For additional information on the Fund, its investment objective, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the Prospectus and “Investment Restrictions” below.

Investment Objectives

The investment objectives of the Fund are long-term capital appreciation and current income. Portfolio securities are selected primarily with a view to achieve these objectives. The Fund’s primary objective of capital appreciation and the secondary objective of current income are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that the Fund will achieve its objective.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders. The Fund anticipates that its annual portfolio turnover rate should not significantly exceed 50%. The Fund, however, has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund’s investment adviser, investment considerations warrant such action.

B-3

The turnover rate for the Fund for the past two fiscal periods was as follows:

	Fiscal Year Ended June 30, 2006	Fiscal Year Ended June 30, 2005
Portfolio Turnover	5.91%	35.01%

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Foreign Securities and Currencies

Foreign investments involve special risks, including:

▪	expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

▪	less extensive regulation of foreign brokers, securities markets, and issuers;

▪	less publicly available information and different accounting standards;

▪
costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

B-4

▪	diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets include:

▪	less social, political and economic stability;

▪	small securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility;

▪
certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

▪	less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

Medium-Capitalization Companies

The Fund may invest in medium-capitalization companies. While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies. Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The investment adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

B-5

Options

The Fund may, for hedging purposes and in order to generate additional income, write call options on a covered basis. Premiums received on the sale of such options are expected to enhance the income of the Fund.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage to the Fund of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

During the option period, a covered call option writer may be assigned an exercise notice by the broker/dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time at which the writer effects a closing purchase transaction.

A closing purchase transaction is one in which the Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written. A closing purchase transaction cannot be effected with respect to an option once the Fund writing the option has received an exercise notice for such option. Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or different expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between (a) the cost of the underlying security and (b) the proceeds of the sale of the security, plus the amount of the premium on the option, less the commission paid.

B-6

The market value of a call option generally reflects the market price of the underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by the Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when its investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, or repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Fund invests in are generally rated at least Al by Standard & Poor’s Rating Services. However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

B-7

Restricted and Illiquid Securities

The Fund may not invest in any securities that are restricted from sale to the public without registration under the Securities Act of 1933. The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists provided that such purchases are in accordance with regulations governing the percentage of illiquid securities which may be owned by the Fund. These regulations generally limit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. The Fund may not:

1.
Purchase any securities which would cause more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;

2.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be concentrated in the securities of issuers engaged in any one industry;

3.	Invest in companies for the purpose of exercising management or control;

4.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

5.	Purchase or sell commodities or commodities contracts;

B-8

6.
Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

7.	Purchase securities on margin;

8.	Effect short sales of any securities;

9.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

10.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

11.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

12.	Enter into repurchase agreements with maturities of more than seven days.

13.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities;

14.	Enter into repurchase agreements with maturities of more than seven days.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1.
Invest in the securities of a foreign issuer or depository receipts for such securities, if at the time of acquisition more than 30% of the value of the Fund’s assets would be invested in such securities. (The Fund is permitted to invest up to 30% of its assets in securities of foreign issuers or depository receipts therefor which are traded in a U.S. market or available through a U.S. broker or dealer, regardless of whether such securities or depository receipts are traded in U.S. dollars).

2.
Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

3.
Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of its investment adviser.

4.	Purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933.

5.	Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable.

B-9

6.
Make any change in the Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

As a matter of operating but not fundamental policy, which can be changed without shareholder approval, the Fund may not purchase any securities which would cause more than 5% of the Fund’s net assets at the time of such purchase to be invested in securities which are not readily marketable. If such policy were to be changed, such investments would be limited to no more than 15% of net assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Fund

The Board of Trustees of the Trust consists of five individuals, three of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.

Set forth below is information about the trustees and officers of the Trust. Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Fund’s investment adviser at the address shown below.

B-10

Name, Address and Age	Position(s) Held with Fund**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Interested Trustees
James P. Cullen, 68*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1938	Trustee and President since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None
Dr. Curtis J. Flanagan, 85* Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1921	Trustee since inception of the Fund	Private investor, 1998 to present.	2	None

Independent Trustees
Matthew J. Dodds, 65 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1941	Independent Trustee since inception of the Fund	Private investor, 1999 to present.	2	None
Robert J. Garry, 61 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1945	Independent Trustee since inception of the Fund	Chief Financial Officer, Yonkers Racing Corporation (Harness Racing), October 2001 to present.	2	None
Stephen G. Fredericks, 64 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1942	Independent Trustee appointed 2002	Institutional Trader, Raymond James & Associates, February 2002 to present; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	2	None

B-11

Name, Address and Age	Position(s) Held with Fund**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Officers
James P. Cullen, 68† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1938	Trustee and President	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None
John C. Gould, 46 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1960	Executive Vice President
Executive Vice President and Assistant Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; Assistant Portfolio Manager, Schafer Cullen Capital Management, Inc., from 1989 to present.

			N/A	N/A
Brooks H. Cullen, 39† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1967	Vice President since inception of the Fund	Vice President and Analyst, Cullen Capital Management LLC, since May 2000; Analyst, Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Brenda S. Pons, 30 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1976	Treasurer	Treasurer, Schafer Cullen Capital Management LLC, July 1999 to Present; Treasurer, Cullen Capital Management LLC, May 2001 to Present.	N/A	N/A

B-12

Name, Address and Age	Position(s) Held with Fund**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Rahul D. Sharma, 36 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1970	Secretary	Secretary, Cullen Capital Management LLC, since May 2000; Director of Institutional Marketing, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A
Steven M. Mullooly, 42 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1964	Chief Compliance Officer
Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President -Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.
			N/A	N/A
_______________
*	This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).
**	Positions are held indefinitely until resignation or termination
†	James P. Cullen and Brooks H. Cullen are father and son.

Board Committees

The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met one time during the past fiscal year.

Nominating Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee
Responsible for seeking and reviewing candidates for consideration as nominees for Trustees as is considered necessary from time to time.
The Fund does not have any policies in place regarding nominees for trustees recommended by shareholders. The Board will not accept shareholder nominees for Board membership.
The Nominating Committee did not meet with respect to the Fund.

B-13

Valuation Committee
Members	Description	Meetings
James P. Cullen, President and Trustee John C. Gould, Officer
Responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required by each series of the Trust’s valuation policies, when the full Board is not in session, determining the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full
Board.
The Valuation Committee did not meet during the past fiscal year with respect to the Fund.

The following compensation table provides certain information about the trustees’ fees for the Trust’s fiscal year ended June 30, 2006.

Name and Position	Aggregate Compensation from Cullen International High Dividend Fund	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Matthew J. Dodds,(1) Independent Trustee	$0	$0	$0	$0	$0
Robert J. Garry, Independent Trustee	$2,000	$3,000	$0	$0	$5,000
Stephen G. Fredericks, Independent Trustee	$2,000	$3,000	$0	$0	$5,000
_________________
(1)	At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Fund.

Each Independent Trustee of the Trust is paid a trustee’s fee of $1,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered “interested persons” of the Trust or the Fund or the Fund’s investment adviser, as defined in the Investment Company Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

B-14

The following tables provide the name, address percentage of ownership of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September 30, 2006.

Retail Class

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co. For the sole benefit of its customers Attn: Mutual Funds 101 Montgomery Street San Francisco, CA 94104-4122	786,901	44.54%	Record
National Financial Services, LLC 200 Liberty Street New York, NY 10281-1003	467,440	26.46%	Record
Juniper and Co. C/O Investors Bank and Trust PO Box 9130 Boston, MA 02117-9130	90,728	5.13%	Record

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
J.P. Morgan Securities, Inc. 500 Stanton Christiana Rd. Newark, DE 19713-2107	12,002,112	82.50%	Record

Class C Shares

Name and Address	Shares	% Ownership	Type of Ownership
Bear Stearns Securities Corp 1 Metrotech Center North Brooklyn, NY 11201-3876	686,394	99.90%	Record

As of September 30, 2006, Mr. James Cullen, an officer of the Trust, was a principal shareholder of the Fund.

As of September 30, 2006, the Trustees and Officers of the Trust as a group owned 4.15% of the outstanding Retail Class shares of the Fund and less than 1% of the Class I and Class C shares. Neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Advisor or Distributor. Accordingly, neither the Trustees who are “not interested” persons of the Fund nor members of their immediate families, have direct or indirect interest, the value of which exceeds $60,000, in the Advisor, the Distributor or any of their affiliates.

Board Interest in the Fund
Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2005:

B-15

          Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Trustee	D	D	D
Dr. Curtis J. Flanagan, Trustee	None	None	None
Matthew J. Dodds, Independent Trustee	None	None	None
Robert J. Garry, Independent Trustee	None	None	None
Stephen G. Fredericks, Independent Trustee	None	None	None
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Investment Advisory and Other Services

Advisory Agreement

On May 12, 2006, the Board of Trustees (including the Independent Trustees) of the Trust approved the continuation through July 31, 2007 of the investment advisory agreement (the “Advisory Agreement”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Fund. The Adviser is an investment advisory firm formed in Delaware. For more information about the Adviser, see “Who Are the Fund’s Investment Adviser and Portfolio Manager?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and controlling member of the Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser, and Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser. Brenda S. Pons, Treasurer of the Trust, is also Treasurer of the Adviser, and Rahul D. Sharma, Secretary of the Trust, is also Secretary of the Adviser. Steven Mullooly, Chief Compliance Officer (CCO) of the Trust is also the CCO of the Adviser.

Under the Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

B-16

The Trust or the Fund pays all other expenses of the Fund’s operation, including, without limitation:

•	interest, taxes and any governmental filing fees;
•	brokerage commissions and other costs incurred in connection with the purchase or sale of securities;
•	compensation and expenses of Independent Trustees;
•	legal and audit expenses;
•	the fees and expenses of the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;
•	expenses relating to the redemption of shares;
•	expenses of servicing shareholder accounts;
•	fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws;
•	expenses of printing and mailing reports, notices and proxy material to shareholders;
•	insurance premiums for fidelity and other insurance coverage;
•	expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and
•
any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or the Fund is a party and any obligation which the Trust or the Fund may incur to indemnify others.

The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or the Trust’s shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days’ notice. The Advisory Agreement will continue in effect until July 31, 2007 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the Fund as described under “Investment Restrictions - Fundamental Restrictions.”

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus. As described in the Prospectus, the Adviser has contractually agreed to limit the total expenses of the Fund (excluding taxes) to an annual rate of 1.00% for the Retail Class, 1.75% for Class C and 0.75% for Class I through October 31, 2007. Pursuant to this agreement, the Adviser may cause the Fund to reimburse the Adviser for any fee waivers or expense reimbursements made pursuant to the agreement within a three-year period, provided that any such waivers or reimbursements made by the Fund will not cause the Fund’s expense limitation to exceed the amount set forth above. However, the Fund is not obligated to pay any such waived fees for more than three years after the end of the fiscal year in which the fee was waived.

B-17

For the periods indicated below, the Fund paid the following advisory fees to its Adviser:

	Fiscal Year Ended June 30, 2006	Fiscal Year Ended June 30, 2005	Fiscal Year Ended June 30, 2004(a)
Fees Earned	$1,292,611	$150,801	$9,203
Fees Waived	$709,832	$224,826	$135,911
Total Fees Paid	$582,779	$0	$0
(a)	For the period from August 1, 2003 (commencement of operations) to June 30, 2004.

Portfolio Manager

Mr. James P. Cullen is the portfolio manager responsible for the day-to-day management of the Fund. The following table shows the number of other accounts managed by Mr. Cullen and the total assets in the accounts managed within various categories.

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	1	$1.8 billion	N/A	N/A
Other Pooled Investments	1	$25 million	1	$25 million
Other Accounts	6,000	$ 3 billion	N/A	N/A

Material Conflicts of Interest. The portfolio manager has day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio manager.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The portfolio manager uses his best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio manager generally allocates trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized.

Compensation. Mr. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 80% of the equity of the Adviser and 51% of the equity of Schafer-Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 100% of the voting equity of Cullen Capital Management, LLC. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer-Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross profits. Mr. Cullen participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not have a deferred compensation plan.

B-18

Securities Owned in the Fund by Portfolio Manager. As of June 30, 2006, the portfolio manager owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
James P. Cullen	Over $1,000,000	Over $1,000,000

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund. The Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A (“USBFS”), provides administrative personnel and services (including blue-sky services) to the Trust and the Fund. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as necessary or beneficial to provide compliance services to the Fund and the Trust. USBFS is an affiliate of the Fund’s distributor, Quasar Distributors, LLC.

The Fund paid the following amounts for administrative services in the following fiscal periods:

	Fiscal year Ended June 30, 2006	Fiscal year Ended June 30, 2005	Fiscal Year Ended June 30, 2004(a)
Fund Administration	$131,639	$49,679	$34,608
(a) For the period from August 1, 2003 (commencement of operations) to June 30, 2004.

B-19

Fund Accounting

USBFS provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, USBFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

Quasar Distributors, LLC serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 28, 2000 (the “Distribution Agreement”). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, Quasar agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to Quasar, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at Quasar’s discretion, Fund shares; (vii) enter into agreements, at Quasar’s discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the Board of Trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by Quasar but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to Quasar or (ii) by Quasar. If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or shareholders of the Fund, and, in either event, by a majority of the Independent Trustees .

B-20

The Distributor received the following in compensation during the fiscal year ended June 30, 2006:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)
Quasar Distributors, LLC	$0	$0	$0	$13,529

_____________
(1)	This compensation relates to payments to the Distributor under the Rule 12b-1 Plan discussed below.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) for the Retail Class and Class C pursuant to Rule 12b-1 under the Investment Company Act. The Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the Retail Class’s average daily net asset value. The Plan also allows for Class C shares to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Fund. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the independent trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

B-21

For the fiscal year ended June 30, 2006, the following amounts have been expended under the Plan for the Fund’s Retail Class of shares:

2006
Advertising	$15,958
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$6,691
Compensation to Dealers	$1,420
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$24,069

For the fiscal year ended June 30, 2006, the following amounts have been expended under the Plan for the Fund’s Class C shares:

2006
Advertising	$1,540
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$6,838
Compensation to Dealers	$36,906
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$45,284

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the account of the Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

B-22

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Fund paid the following amounts in brokerage commissions in the following fiscal periods:

	Fiscal Year Ended June 30, 2006	Fiscal Year Ended June 30, 2005	Fiscal Year Ended June 30, 2004(a)
Brokerage Commissions	$191,279	$66,537	$3,318
(a)	For the period from August 1, 2003 (commencement of operations) to June 30, 2004.

The increase in brokerage commissions for the fiscal year ended June 30, 2006 was the result of increased assets and transactions.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. The Fund constitutes one such series of the Trust. By this offering, three classes of shares of the Fund are being offered, Retail Class, Class C and Class I. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in that Fund or class. Only shareholders of Retail Class or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

B-23

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the day the valuation is made; however, securities traded on a U.S. securities exchange for which there were no transactions on a given day, and securities not listed on a U.S. securities exchange, are valued at the average of the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities primarily traded in the National Association of Securities Dealers Automated Quotation (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund’s Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Fund.

An example of how the Fund calculated its NAV per share as of June 30, 2006 is as follows:

B-24

Retail Class

Net Assets	=	NAV Per Share
Shares Outstanding

$13,981,240	=	$13.55
1,031,916

Class I

Net Assets	=	NAV Per Share
Shares Outstanding

$208,026,877	=	$13.55
15,352,437

Class C

Net Assets	=	NAV Per Share
Shares Outstanding

$8,039,523	=	$13.53
594,188

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

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The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) a redemption from an IRA account; (ii) redemption proceeds be sent to an address other than that on record with the Fund; or (iii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll-free 1-877-485-8586). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

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The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

The Adviser uses the services of Institutional Shareholder Services (“ISS”) to vote proxies. ISS’s proxy voting guidelines are used as general guidelines, but each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request or, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

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▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

▪
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently PricewaterhouseCoopers), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies. Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering whether to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser nor the Fund may receive compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement. Currently, the Fund does not disclose portfolio holdings information not publicly available to any additional parties.

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In no event shall the Advisor, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income, including the excess of net short-term capital gain over net long-term capital loss, will be taxable to you as ordinary income, whether you take dividends in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distribution of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, discussed below, and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

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Qualification to be taxed as a regulated investment company. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or pay in January amounts that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years beginning prior to 2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States and some corporations eligible for treaty benefits under certain treaties with the United States or of dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A certain portion of the Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend paying stocks in its portfolio and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate. Likewise, dividends for REITs are generally not eligible for treatment as qualified dividend income. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, such as stocks with respect to which the Fund has written a call option limiting the Fund’s ability to designate distributions as qualified dividend income. The Fund cannot predict the percentage (if any) of its distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

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Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. The rules noted above which terminate or suspend the holding period of the underlying stocks considered to be substantially similar to the Fund’s call options may, likewise, limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities and enter into transactions (such as call options on stocks held in its portfolio, as discussed above) which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. Special tax rules also will require the Fund to mark-to-market (i.e., treat them as sold on the last day of the taxable year) certain types of positions in its portfolio (i.e., the call options written by the Fund) and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be those for whom no certified taxpayer identification is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the Internal Revenue Service (“IRS”).

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Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. In addition, under recently enacted legislation, significant penalties may be imposed in connection with the failure to comply with these reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and its shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices, including the S&P 500 Index, NASDAQ Composite and indices published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) is calculated according to the following formula:

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P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

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Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

 An annual report will be issued to shareholders after the close of each fiscal year, which ends June 30. This report includes financial statements for the Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. A semi-annual report will also be issued to the Fund’s shareholders.

Service Providers

 Custodian

U.S. Bank, N.A., 1555 North RiverCenter Drive, Milwaukee, Wisconsin, 53212, acts as custodian of the cash and securities of the Fund. The custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund. The custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.

Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC (“USBFS”) acts as the Fund’s transfer agent, dividend-paying agent, fund administrator, fund accountant and shareholder servicing agent. U.S. Bancorp Fund Services, LLC’s address is 615 East Michigan Street, Milwaukee, Wisconsin, 53202. USBFS is an affiliate of the Distributor.

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Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has been selected as the independent registered public accounting firm of the Fund. As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

The Fund’s audited financial statements for each class of shares are incorporated by reference to the Fund’s Annual Report for the fiscal year ended June 30, 2006.

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Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody’s Investors Service, Inc.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

Ca: Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

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Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor’s Rating Services

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay prin-cipal and differ from the highest rated issues only in a small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circum-stances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor’s Rating Services

Commercial paper ratings are graded into four categories, ranging from “A” for the highest quality obligations to “D” for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The “A-1” designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody’s Investors Service, Inc.

Moody’s commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody’s makes no representation that such obligations are exempt from regis-tration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

B-37

Prime-1 Superior capacity for repayment
Prime-2 Strong capacity for repayment
Prime-3 Acceptable capacity for repayment

Ratings of Preferred Stock

Standard & Poor’s Rating Services

Standard & Poor’s preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.
Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA: This is the highest rating that may be assigned by Standard & Poor’s to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

B-38

C: A preferred stock rated C is a nonpaying issue.

D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody’s Investors Service, Inc.

aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

B-39

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

A series of Cullen Funds Trust

Retail Class and Class I

PROSPECTUS

October 27, 2006

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

YOUR INVESTMENT	1

WHAT ARE THE FUND’S GOALS?	1
WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?	1
WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?	2
WHO SHOULD INVEST IN THE FUND?	3
WHAT ARE THE FUND’S FEES AND EXPENSES?	3
WHO MANAGES THE FUND?	4
ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS	5

YOUR ACCOUNT	7

SHARE PRICE	7
BUYING SHARES	10
SELLING SHARES	12
ADDITIONAL POLICIES	15
DISTRIBUTIONS AND TAXES	15
SHAREHOLDER REPORTS AND CONFIRMATIONS	16
RESERVED RIGHTS	16
FINANCIAL HIGHLIGHTS	17
FOR MORE INFORMATION	20

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?
The Fund seeks current income and long-term capital appreciation. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Current income is a primary objective and capital appreciation is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
The Fund invests, under normal circumstances, at least 80% of its net assets primarily in high dividend paying common stocks of medium- and large-capitalization companies headquartered outside the United States and in American Depository Receipts (ADRs). ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or are available through a U.S. broker or dealer. A high dividend paying common stock would have a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The Adviser generally selects stocks of companies that have all three of the following characteristics:

•	A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
•	a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
•	strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks and ADRs. The Fund invests roughly similar amounts of its assets in each position in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

The Fund may invest up to 20% of its assets in U.S. issuers. These investments include common stocks of other investment companies and investment grade government securities.

_______________________________
1  Per Morningstar, Inc., mid-capitalization companies are those with net assets between $1.8 billion and $10.8 billion. Large-capitalization companies are those with net assets above $10.9 billion.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The Fund’s success cannot be guaranteed. There is a risk that the Fund will be liquidated if it does not attract enough assets to support its continued existence.

By itself, the Fund is not a complete, balanced investment plan and no fund can guarantee that it will achieve its goal. When you sell your shares, you may lose money.

General Stock Risks
The Fund’s risks include those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

Foreign Securities Risks
Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,
•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in this Fund if any of the following occur:

•	foreign stock markets decline in value;

•	the Fund has difficulty selling smaller capitalization or emerging market stocks during a down market due to lower liquidity;

•	the value of a foreign currency declines relative to the U.S. dollar; or

•	political, social or economic instability in a foreign country causes the value of the Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

Medium-Capitalization Companies
The Fund may invest in the stocks of medium-capitalization foreign companies with a typical capitalization range from $1.8 billion to $10.8 billion. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

2

Value Style Investing
Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investments.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

Note that because the Fund commenced operations on December 15, 2005 and has not been in operation for a full calendar year, there is no performance information for the Fund in this part of the Prospectus. As part of its multiple class plan, the Fund also offers Class C shares in addition to the Retail Class and Class I shares offered by this Prospectus. Class C shares are offered in a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary with respect to each class.

WHAT ARE THE FUND’S FEES AND EXPENSES?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(fees paid directly from your investment)
	Retail Class	Class I
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None	None
Maximum deferred sales charge (load) (as a percentage of purchase or sale price, whichever is less)	None	None
Redemption Fee[a]	2.00%[a]	2.00%[a]
Exchange Fee	None	None
Sales charge (load) imposed on reinvested dividends	None	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	Retail Class	Class I
Management Fee	1.00%	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	0.25%	0.00%
Other Expenses [b]	3.39%	3.39%
Total Annual Fund Operating Expenses[c]	4.64%	4.39%
Less Expense Reimbursement	(3.39%)	(3.39%)
Net Annual Fund Operating Expenses	1.25%	1.00%

a
Effective January 1, 2007 you will be charged a 2% fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The Fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

3

b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

c
The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) to no more than 1.25% for Retail shares and 1.00% for Class I shares until June 30, 2008. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

Example
This example is intended to help you compare the cost of investing in the Retail Class and Class I shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years*	5 Years	10 Years
Retail	$127	$760	$1,766	$4,313
Class I	$102	$684	$1,646	$4,101

*
The 1-Year and 3-Year Expense Example amounts reflect the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 1.25% and 1.00% on an annualized basis for Retail shares and Class I shares, respectively through June 30, 2008.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http:// www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with Form N-CSR and Form N-Q as filed with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen International High Dividend Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling toll-free 1-877-485-8586, on the SEC’s website at www.sec.gov and on the Fund’s website.

WHO MANAGES THE FUND?

Investment Adviser
The Fund’s investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York, 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2006, the Adviser had $334 million in mutual fund assets under management.

4

The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 1.25% for the Retail class shares and 1.00% for Class I shares of the Fund’s net assets. For the fiscal year ended June 30, 2006, the Adviser waived its entire management fee.

A discussion regarding the basis of the Board of Trustees’ approval of the Adviser’s Investment Advisory Agreement is available in the Fund’s Semi-Annual Report to Shareholders for the period ending December 31, 2005.

Portfolio Manager
James P. Cullen, the Adviser’s principal, has been the portfolio manager of the Fund since the Fund’s inception on December 15, 2005. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and
Fund Accountant
The Bank of New York serves as custodian for the Fund’s cash and securities. U.S. Bancorp Fund Services, LLC provides administrative, transfer agent, dividend disbursing and fund accounting services to the Fund.

Distributor
Quasar Distributors, LLC serves as principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution and Shareholder Servicing (12b-1) Plan
The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (“Distribution Plan”) under which the Fund pays a distribution and service fee relating to the Fund’s Retail Class and Class C shares. The Distribution Plan allows the Retail class of shares to pay up to 0.25% of average daily net assets for distribution and service fees for the sale and distribution of shares and for services provided to shareholders. Expenses covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders and preparing and distributing advertising material and sales literature. Because the fees are paid out of the assets attributable to the Retail class of shares on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment in shares of the Retail class and could cost you more than paying other types of sales charges.

Description of Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. The Fund offers three classes of shares - Retail Class, Class C and Class I. This prospectus offers the Retail Class and Class I shares. A copy of the Class C prospectus may be obtained by writing to the Fund or calling toll free at 1-877-485-8586.

5

A distribution and service fee is imposed upon the Retail Class and over time could cost you more than if you paid other types of sales charges. The Fund’s Class I shares do not impose a distribution and service fee. A distribution and service fee are imposed upon Class C shares.

The Retail Class, Class I and Class C Shares are sold without an initial front-end or contingent deferred sales charge so that the full amount of your purchase is invested in the Fund.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of non-U.S. medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates). The Fund will also invest in ADRs.

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

Generally, the Fund will not purchase securities which at the time of purchase, it believes will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record-keeping and shareholder reporting standards and requirements as domestic issuers.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in foreign stocks and ADRs at all times except to the extent that:

•	unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

•	anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

6

Although the Fund’s portfolio is normally expected to be fully invested in equity securities as described above, a portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund invests primarily in the securities of foreign issuers or depository receipts, although it has the ability to invest up to 20% of its assets in securities of U.S. issuers, which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of foreign issuers.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time, the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

SHARE PRICE
The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received by the Fund’s Transfer Agent or other authorized agent in good order.

Foreign Securities
Most of the Fund’s portfolio securities are listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

7

Frequent Purchases and Redemptions
The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing in the Fund. “Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part if, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, if such rejection is in the best interest of the Fund.

The Fund does not accommodate “market timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

Trading Practices
The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund seeks to apply these market timing procedures uniformly to all shareholders of the Fund.

Redemption Fee
Beginning January 1, 2007, the Fund will charge a 2.00% redemption fee on the redemption of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

8

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic withdrawal plans, including automatic asset rebalancing;

3.
redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available, reliable, current market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

9

If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments
When buying Retail and Class I shares, you must meet the following minimum investment requirements:

Retail	Initial	Additional

Regular Accounts	$1,000	$100

IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	The lesser of $250 or $25 per month	$50

Class I	Initial	Additional

Regular Accounts	$1,000,000	$100

Please note…
•	Class I Shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000.
•	A registered investment advisor may aggregate all client accounts investing in the Fund to meet the Class I shares investment minimum.
•
If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail class of shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

•
You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account up to a maximum of $30 per social security number and a $25 fee for transferring assets to another custodian or for closing an account.

10

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other authorized agent. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
▪	The name of the Fund
▪	The dollar amount of shares to be purchased
▪	Completed purchase application or investment stub
▪	Check payable to Cullen International High Dividend Fund

Shares may be purchased only on days the NYSE is open for trading. If you are paying with federal funds (wire), your order will be considered received when the Fund’s Transfer Agent receives the federal funds.

Methods of Buying

Through a broker/dealer organization
You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail
To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen International High Dividend Fund.” The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

	Regular Mail Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

11

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the New York Stock Exchange (“NYSE”) shares will be purchased at that day’s closing price. For security reasons, requests by telephone will be recorded.

By wire
Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire
Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call toll-free 1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: Cullen International High Dividend Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan
Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five days prior to effective date.

  SELLING SHARES

Methods of Selling

Through a broker/dealer organization
If you purchased your shares through a broker/dealer or other financial organization, your redemption order may be placed through the same organization or the Fund. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

12

By mail
Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

	Regular Mail Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

The Fund’s Transfer Agent may require a signature guarantee for certain redemption requests, such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll free 1-877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

By wire
To redeem shares by wire, call the Fund toll free at 1-877-485-8586 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Through a systematic withdrawal plan
If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

13

Signature Guarantees
Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.
•	When redemption proceeds are sent to a different address than that registered on the account.
•	If the proceeds are to be made payable to someone other than the account owner(s).
•	When adding telephone redemption privileges on an existing account.
•	When adding or changing any automated bank instructions for an account.
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record.
•	If a change of address request has been received by the Transfer Agent within the last 15 days.
•	For all redemptions of $100,000 or more from any shareholder account.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Funds’ Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request or it is received from an authorized agent in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. Except in extreme circumstances, proceeds will be wired or a check mailed within 7 calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
▪	the name of the Fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered
▪	the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

14

ADDITIONAL POLICIES

Telephone Transactions
Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party
If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES
The Fund will distribute substantially all of its net investment income quarterly and any net capital gains that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least 6 months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Funds ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gain, such distributions will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. Exchanges are considered a sale and purchase of Fund shares for tax purposes. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

15

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS
As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS
The Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.

•	Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

•	Change the minimum or maximum investment amounts.

•	Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

•
Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

•
Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

•	Reject any purchase or redemption request that does not contain all required documentation.

16

FINANCIAL HIGHLIGHTS

The following table describes the financial performance of the Fund’s Retail Class and Class I shares for the fiscal period indicated. It is intended to help you understand the Fund’s financial results for a single Fund share. The total returns in the table represent the rate that the investor would have earned on an investment in each share class. The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with each Class’s financial statements, is available without charge upon request.

	December 15, 2005(1) to June 30, 2006
	Retail Class		Class I
Net Asset Value - Beginning of Period	$10.00		$10.00

Income from Investment Operations:
Net investment income	0.13		0.14
Net realized and unrealized gain (loss) on investments	0.82		0.83
Total from investment operations	0.95		0.97

Less Distributions:
Dividends from net investment income	(0.13)		(0.13)
Distribution of net realized gains
Total distributions	(0.13)		(0.13)
Net Asset Value - End of Period	$10.82		$10.84

Total Return	9.47	%(2)	9.76	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$4,966		$3,663
Ratio of expenses to average net assets:
Before expense reimbursement	8.36	%(3)	8.47	%(3)
After expense reimbursement	1.25	%(3)	1.00	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	(3.45	%)(3)	(3.61	%)(3)
After expense reimbursement	3.66	%(3)	3.86	%(3)
Portfolio turnover rate	42.38	%(2)	42.38	%(2)

(1) Commencement of operations
(2) Not Annualized
(3) Annualized

17

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
Bank of New York
New York, New York

18

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

● Information we receive about you on applications or other forms;

● Information you give us orally; and

● Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

19

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll free at 1-877-485-8586, visiting the Fund’s website at www.cullenfunds.com or by writing to:

Cullen International High Dividend Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

20

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

A series of Cullen Funds Trust

Class C

PROSPECTUS

October 27, 2006

The Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

YOUR INVESTMENT	1

WHAT ARE THE FUND’S GOALS?	1
WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?	1
WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?	2
WHO SHOULD INVEST IN THE FUND?	3
WHAT ARE THE FUND’S FEES AND EXPENSES?	3
WHO MANAGES THE FUND?	4
ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS	6

YOUR ACCOUNT	7

SHARE PRICE	7
BUYING SHARES	10
SELLING SHARES	12
ADDITIONAL POLICIES	15
DISTRIBUTIONS AND TAXES	15
SHAREHOLDER REPORTS AND CONFIRMATIONS	16
RESERVED RIGHTS	16
FINANCIAL HIGHLIGHTS	17
FOR MORE INFORMATION	20

In this prospectus, the “Adviser” refers to Cullen Capital Management LLC, the investment adviser for the Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”).

YOUR INVESTMENT

WHAT ARE THE FUND’S GOALS?
The Fund seeks current income and long-term capital appreciation. The Fund’s goals are fundamental, which means that they cannot be changed without shareholder approval. Current income is a primary objective and capital appreciation is a secondary objective. The investment strategies described below are non-fundamental, which means that they may be changed by action of the Board of Trustees of the Trust, without shareholder approval.

WHAT ARE THE FUND’S PRINCIPAL INVESTMENT STRATEGIES?
The Fund invests, under normal circumstances, at least 80% of its net assets primarily in high dividend paying common stocks of medium- and large-capitalization companies headquartered outside the United States and in American Depository Receipts (ADRs). ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or are available through a U.S. broker or dealer. A high dividend paying common stock would have a dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and other stock markets in the European Union. The Fund also may consider investments in developed and emerging stock markets in the Far East, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The Adviser generally selects stocks of companies that have all three of the following characteristics:

•	A below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Standard & Poor’s 500 Stock Index;
•	A dividend yield greater than the average dividend yield of the equity securities in the Standard & Poor’s 500 Stock Index; and
•	Strong dividend growth potential based upon historical dividend growth and company fundamentals.

The Fund generally invests substantially all of its assets in common stocks and ADRs. The Fund invests roughly similar amounts of its assets in each position in the portfolio. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

_______________________________
1  Per Morningstar, Inc., mid-capitalization companies are those with net assets between $1.8 billion and $10.8 billion. Large-capitalization companies are those with net assets above $10.9 billion.

1

American Depository Receipts are negotiable certificates that represent a given number of shares of stock in a foreign corporation. However, they are bought and sold in the American securities market, just as stock is traded.

The Fund may invest up to 20% of its assets in U.S. issuers. These investments include common stocks of other investment companies and investment grade government securities.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

The Fund’s success cannot be guaranteed. There is a risk that the Fund will be liquidated if it does not attract enough assets to support its continued existence.

By itself, the Fund is not a complete, balanced investment plan and no fund can guarantee that it will achieve its goal. When you sell your shares, you may lose money.

General Stock Risks
The Fund’s risks include those of investing in the stock market. This means the Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Because stock values go up and down, the value of the Fund’s shares may go up and down. You could lose money investing in the Fund.

Foreign Securities Risks
Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:
•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,
•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in this Fund if any of the following occur:

•	foreign stock markets decline in value;

•	the Fund has difficulty selling smaller capitalization or emerging market stocks during a down market due to lower liquidity;

•	the value of a foreign currency declines relative to the U.S. dollar; or

•	political, social or economic instability in a foreign country causes the value of the Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies.

ADRs are subject to the risk of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depository receipts are subject to currency risk if the underlying security is denominated in a foreign currency. There can be no assurance that the price of the depository receipt will always track the price of the underlying foreign security.

2

Medium-Capitalization Companies
The Fund may invest in the stocks of foreign medium-capitalization companies with a typical capitalization range of $1.8 billion to $10.8 billion. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Fund’s portfolio.

Value Style Investing
Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investments.

WHO SHOULD INVEST IN THE FUND?

The Fund is appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Fund is not appropriate for investors concerned primarily with principal stability.

PERFORMANCE INFORMATION

Note that because the Fund commenced operations on December 15, 2005 and has not been in operation for a full calendar year, there is no performance information for the Fund in this part of the Prospectus. As part of its multiple class plan, the Fund also offers a Retail Class and Class I shares in addition to the Class C shares offered by this Prospectus. Retail Class and Class I shares are offered in a separate prospectus. Because the fees and expenses vary between Retail Class shares, Class C shares and Class I shares, performance will vary with respect to each class.

WHAT ARE THE FUND’S FEES AND EXPENSES?
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES	Class C
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of purchase or sale price, whichever is less)	None
Redemption Fee [a]	2.00%[a]
Exchange Fee	None
Sales charge (load) imposed on reinvested dividends	None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)	Class C
Management Fee	1.00%
Distribution and Shareholder Servicing (12b-1) Fees	1.00%
Other Expenses [b]	3.39%
Total Annual Fund Operating Expenses[c]	5.39%
Less Expense Reimbursement	(3.39%)
Net Annual Fund Operating Expenses	2.00%

a
Effective January 1, 2007 you will be charged a 2% fee if you redeem or exchange shares of this Fund within seven (7) days of purchase. The Fee is payable to the Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

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b	These expenses, which include custodian, transfer agency and other customary Fund expenses, are based on estimated amounts for the Fund’s current fiscal year.

c
The Adviser has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding taxes) for Class C shares to no more than 2.00% until June 30, 2008. The Adviser may, with Board approval, recapture any expenses or fees it has waived or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Fund to exceed existing expense limitations.

Example
This example is intended to help you compare the cost of investing in the Fund’s Class C shares with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund’s Class C shares and reinvest all dividends and distributions for the time periods indicated, and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 Year*	3 Years*	5 Years	10 Years
Class C	$203	$983	$2,118	$4,916

*
The 1-Year and 3-Year Expense Example amounts reflect the effect of the current expense waiver and reimbursement agreement in place which limits the Fund’s expenses to 2.00% on an annualized basis through June 30, 2008.

PORTFOLIO HOLDINGS INFORMATION

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the Fund’s Statement of Additional Information (SAI). Currently, disclosure of the Fund’s holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to Fund shareholders and in the quarterly holdings report on Form N-Q. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http:// www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with Form N-CSR and Form N-Q as filed with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website. Annual and Semi-Annual Reports are available by contacting the Cullen International High Dividend Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or calling toll-free 1-877-485-8586, on the SEC’s website at www.sec.gov and on the Fund’s website.

WHO MANAGES THE FUND?

Investment Adviser
The Fund’s investment adviser is Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York 10022. Subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for the day-to-day investment decisions of the Fund in accordance with the Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of the Fund. As of September 30, 2006, the Adviser had $334 million in mutual fund assets under management.

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The investment advisory agreement between the Fund and the Adviser provides that the management fee for the Adviser will be at an annual rate of 1.00% of the Fund’s average daily net assets. However, the Adviser has contractually agreed with the Fund to waive its fees and absorb expenses to the extent that the Fund’s total annual operating expenses (excluding taxes) exceed 2.00% of Class C shares of the Fund’s net assets. For the fiscal year ended June 30, 2006, the Adviser waived its entire management fee.

A discussion regarding the basis of the Board of Trustees’ approval of the Adviser’s investment advisory agreement is available in the Fund’s Semi-Annual Report to Shareholders for the fiscal year ended December 31, 2005.

Portfolio Manager
James P. Cullen, the Adviser’s principal, has been the portfolio manager of the Fund since the Fund’s inception on December 15, 2005. Mr. Cullen has been in the investment management business for more than 30 years. He is a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its President since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

The SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent, Fund Administrator and
Fund Accountant
The Bank of New York serves as custodian for the Fund’s cash and securities. U.S. Bancorp Fund Services, LLC provides administrative, transfer agent, dividend disbursing and fund accounting services to the Fund.

Distributor
Quasar Distributors, LLC serves as principal underwriter for the Fund and, as such, is the agent for the distribution of shares of the Fund.

Distribution Plan
The Fund has adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940 (“Distribution Plan”) for Class C shares that allows for Class C shares to pay up to 1.00% of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services to shareholders. Activities covered by the Distribution Plan include those that promote the sale of the Fund’s shares such as printing prospectuses and reports for prospective shareholders and preparing and distributing advertising material and sales literature with Fund assets. Because the fees are paid out of the Fund’s assets on an on-going basis, the fees paid under the Distribution Plan can increase the cost of your investment and could cost you more than paying other types of sales charges.

Description of Classes
The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares for the Fund. The Fund offers three classes of shares - Retail Class, Class C and Class I. This prospectus offers Class C shares. A copy of the Retail Class and Class I prospectus may be obtained by writing to the Fund or calling toll-free at 1-877-485-8586.

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Class C shares are sold without an initial front-end or contingent deferred sales charge so that the full amount of your purchase is invested in the Fund. A distribution and service fee is imposed upon Class C shares and over time could cost you more than if you paid other types of sales charges.

ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

The Fund invests in securities that the Adviser believes offer the probability of an increase in value. For the most part, the Fund will invest in common stocks of non-U.S. medium- and large-capitalization companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities in the S&P 500 Stock Index) in relation to investment value (as measured by prospective earnings and dividend growth rates as compared with market averages of such rates). The Fund will also invest in ADRs.

The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in the Fund’s portfolio until it no longer meets the Fund’s financial or valuation criteria.

The Fund intends to diversify its investments across different countries, but the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

Generally, the Fund will not purchase securities which at the time of purchase, it believes will be subject to exchange controls; however, there can be no assurance that exchange control laws may not become applicable to certain of the Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record keeping and shareholder reporting standards and requirements as domestic issuers.

Although there may be some short-term portfolio turnover, the Adviser generally purchases securities which it believes will appreciate in value over the long term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Fund does not concentrate its investments in any particular industry or group of industries, but diversifies its holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Fund intends to be fully invested, except to the extent it needs to maintain cash for redemptions or pending investments. This generally means that the Fund will be at least 80% invested in foreign stocks and ADRs at all times except to the extent that:

•	unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or

•	anticipated share redemptions indicate that the Fund should hold larger cash reserves to better manage such redemptions.

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Investments may also be made in debt securities which are convertible into equity securities and preferred stocks which are convertible into common stocks and in warrants or other rights to purchase common stock, which in each case are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

Although the Fund’s portfolio is normally expected to be fully invested in equity securities, a portion of the Fund’s assets (up to 20%) may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash. Examples of cash equivalents include money market funds and Treasury bills.

The Fund invests primarily in the securities of foreign issuers or depository receipts, although it has the ability to invest up to 20% of its assets in securities of U.S. issuers, which meet the criteria for investment selection set forth above. As a result, the Fund may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of foreign issuers.

The Fund may temporarily depart from its principal investment strategies by making short-term investments in cash and cash equivalents, such as certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments when the Fund experiences periods of heavy cash inflows from shareholders purchasing Fund shares. This may result in the Fund not achieving its investment objective and the Fund’s performance may be negatively affected as a result. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

There are market risks inherent in any investment, and there is no assurance that the primary investment objective of the Fund will be realized or that any income will be earned. Moreover, the application of the Fund’s investment policies is basically dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of the Fund will be achieved or that there may not be substantial losses in any particular investment.

At any time, the value of the Fund’s shares may be more or less than your cost of shares.

YOUR ACCOUNT

SHARE PRICE
The price of a share of the Fund is called the Fund’s net asset value (“NAV”). The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting shares.

The Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a Valuation Committee appointed and supervised by the Board of Trustees of the Trust.

Your order will be priced at the next NAV calculated after your order is received by the Fund’s Transfer Agent or other authorized agent in good order.

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Foreign Securities
Most of the Fund’s portfolio securities are listed on foreign exchanges that trade on days when the Fund does not calculate NAV. As a result, the Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Fund calculates NAV. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when the Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in the Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on the Fund’s NAV.

Frequent Purchases and Redemptions
The Fund is intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing in the Fund. “Market timing” refers to a pattern of frequent purchases and sales of the Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing the Fund’s transaction costs, disrupting portfolio management strategy, causing the Fund to incur unwanted taxable gains and causing the Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt the Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Fund reserves the right to reject purchase orders in whole or in part if, in the judgment of the Adviser or Quasar Distributors, LLC, the Fund’s distributor, such rejection is in the best interest of the Fund.

The Fund does not accommodate “market timers.” The Fund discourages excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm fund performance. The Fund takes steps to reduce the frequency and effect of these activities in the Fund. These steps include the imposition of redemption fees as described below, monitoring trading activity and using fair value pricing, as determined by the Fund’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Fund makes efforts to identify and restrict frequent trading, the Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Fund seeks to exercise its judgment in implementing these tools to the best of its abilities in a manner that it believes is consistent with shareholder interests.

Trading Practices
The Fund reserves the right, in its sole discretion, to identify trading practices as abusive. The Fund may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. The Fund will determine abusive trading practices on a case-by-case basis.

The Fund monitors selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, the Fund believes that a shareholder has engaged in excessive short-term trading, it will ask the shareholder to stop such activities or may refuse to process purchases or exchanges in the shareholder's accounts. In making such judgments, the Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Fund may consider trading done in multiple accounts under common ownership or control. The Fund seeks to apply these market timing procedures uniformly to all shareholders of the Fund.

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Redemption Fees
Beginning January 1, 2007, the Fund will charge a 2.00% redemption fee on the redemption of Fund shares held for less than seven days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market timers” who engage in the frequent purchase and sale of Fund shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic withdrawal plans, including automatic asset rebalancing;

3.
redemptions made by participants in employer-sponsored retirement plans that are held at the Fund in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Fund has received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by the Fund, including redemptions for low balances or to pay certain fees.

The Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, the Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to the Fund’s redemption fee, the Fund will notify shareholders.

Fair Value Pricing
The trading hours for most foreign securities end prior to the close of the New York Stock Exchange, the time the Fund’s net asset value is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market) often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Fund may value foreign securities at fair value, taking into account such events, when it calculates its net asset value. Fair value determinations are made in good faith in accordance with procedures adopted by the Board of Trustees of the Fund.

The Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value of the Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced, or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Fund’s NAV calculation, affecting a security or securities in the Fund’s portfolio. Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available, reliable, current market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Fund determines its net asset value per share.

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If a shareholder purchases or redeems shares in the Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Minimum Investments
When buying Class C shares, you must meet the following minimum investment requirements:

	Initial	Additional

Regular Accounts	$1,000	$100

IRAs and UGMA/UTMA Accounts, Simple IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit Sharing Plan Accounts	The lesser of $250 or $25 per month	$50

Please note…
•	If you use an Automatic Investment Plan (“AIP”) for a regular account, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.
•
You will be charged a $15 annual account maintenance fee for each IRA (or other retirement) account of up to a maximum of $30 per social security number and a $25 fee for transferring assets to another custodian or for closing an account.

Timing of Requests
The price per share will be the NAV next computed after the time your request is received in good order by the Fund’s Transfer Agent or other authorized agent. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:
▪	The name of the Fund
▪	The dollar amount of shares to be purchased
▪	Completed purchase application or investment stub
▪	Check payable to Cullen International High Dividend Fund

Shares may be purchased only on days the NYSE is open for trading. If you are paying with federal funds (wire), your order will be considered received when the Fund’s Transfer Agent receives the federal funds.

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Methods of Buying

Through a broker/dealer organization
You can purchase shares of the Fund through any broker/dealer organization that has a sales agreement with the Fund’s distributor. The broker-dealer organization is responsible for sending your purchase order to the Fund. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail
To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your Fund account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen International High Dividend Fund.” The Fund will not accept payment in cash or money orders. The Fund also does not accept cashier’s checks in amounts of less than $10,000. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Fund’s anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

NOTE: The Fund does not consider the U.S. Postal Service or other independent delivery services to be its agents. Therefore, when you deposit your account application form, additional purchase request, or redemption request in the mail or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Fund’s Transfer Agent actually received those documents.

By telephone
To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Fund toll free at 1-877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. If you place your order with the Fund prior to close of regular trading on the New York Stock Exchange (“NYSE”) shares will be purchased at that day’s closing price. For security reasons, requests by telephone will be recorded.

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By wire
Initial Investment—By Wire
If you are making an initial investment in the Fund, before you wire funds, please contact the Transfer Agent by phone to make arrangements with a telephone service representative to submit your completed application via mail, overnight delivery, or facsimile. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investment—By Wire
Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call toll-free1-877-485-8586 to notify the Fund of the incoming wire using the wiring instructions below:
U.S. Bank, N.A.
777 East Wisconsin Avenue
Milwaukee, WI 53202
ABA #: 075000022
Credit: U.S. Bancorp Fund Services, LLC
Account #: 112-952-137
Further Credit: Cullen International High Dividend Fund
(your name or the title on the account)
(your account #)

Through an automatic investment plan
Once your account has been opened, you may purchase shares of the Fund through an AIP. You can have money automatically transferred from your checking or savings account on a weekly, bi-weekly, monthly, bi-monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. The Fund may modify or terminate the AIP at any time. The first AIP purchase will take place no earlier than 15 days after the Fund’s Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent five (5) days prior to effective date.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization
If you purchased your shares through a broker/dealer or other financial organization, your redemption order may be placed through the same organization or the Fund. The organization is responsible for sending your redemption order to the Fund on a timely basis. Please keep in mind that your broker/dealer may charge additional fees for its services.

By mail
Send your written redemption request to the address below. Your request should contain the Fund’s name, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

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Regular Mail Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, Wisconsin 53201-0701	Overnight Delivery Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC 615 E. Michigan Street, Third Floor Milwaukee, Wisconsin 53202

The Fund’s Transfer Agent may require a signature guarantee for certain redemption requests, such as redemption requests from IRA accounts, or redemption requests made payable to a person or an address not on record with the Fund.

By telephone
If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the Automated Clearing House (“ACH”) network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. Although there is no charge for proceeds to be sent through the ACH network, most transfers are completed within two business days. A signature guarantee is required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made within 15 days of any address change.

By wire
To redeem shares by wire, call the Fund toll-free at 1-877-485-8586 and specify the amount of money you wish to be wired. Your bank may charge a fee to receive wired funds. The Transfer Agent charges a $15 outgoing wire fee.

Through a systematic withdrawal plan
If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund account. This program may be terminated at any time by the Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent sufficiently in advance of the next withdrawal. The systematic withdrawal plan allows you to make automatic withdrawals from your Fund account at regular intervals. Money will be transferred from your Fund account to the checking or savings account you choose on your account application form. If you expect to purchase additional shares of the Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Signature Guarantees
Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.

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•	When redemption proceeds are sent to a different address than that registered on the account.
•	If the proceeds are to be made payable to someone other than the account owner(s).
•	When adding telephone redemption privileges on an existing account.
•	When adding or changing any automated bank instructions for an account.
•	Any redemption transmitted by federal wire transfer to a bank other than the bank of record.
•	If a change of address request has been received by the Transfer Agent within the last 15 days.
•	For all redemptions of $100,000 or more from any shareholder account.

Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature(s) by an eligible institution acceptable to the Funds’ Transfer Agent, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association, who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees that are not part of these programs will not be accepted. A notary public cannot provide a signature guarantee.

The Fund’s Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Fund’s Transfer Agent receives your redemption request or it is received from an authorized agent in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Fund’s Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate or mailed on the following day to the address of record. Except in extreme circumstances, proceeds will be wired or a check mailed within 7 calendar days after the Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption request includes:
▪	the name of the Fund
▪	the dollar amount or the number of shares to be redeemed
▪	signatures of all registered shareholders exactly as the shares are registered
▪	the account number

If you purchase shares using a check and soon after request a redemption, the Fund will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in no event more than 15 days, after the date of purchase).

The Fund may make a redemption in-kind (a payment in portfolio securities rather than cash) if the amount you are redeeming is in excess of the lesser of (1) $250,000 or (2) 1% of the Fund’s assets. Generally, a redemption in-kind is used when large redemption requests may cause harm to the Fund and its shareholders.

If the Fund determines that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the SEC. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.

14

ADDITIONAL POLICIES

Telephone Transactions
Once you place a telephone transaction request, it cannot be canceled or modified. The Fund uses reasonable procedures to confirm that telephone requests are genuine. The Fund may be responsible if it does not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Fund reasonably believes the instructions were genuine and has employed reasonable procedures to verify the shareholder’s identity. Contact the Fund immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Fund’s phones may be busy and you may experience a delay in placing a telephone request. If you are unable to contact the Fund’s Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Fund’s Transfer Agent.

Investing Through A Third Party
If you invest through a third party (rather than with the Fund), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Consult a representative of your plan or financial institution if you are not sure.

DISTRIBUTIONS AND TAXES

The Fund will distribute substantially all of its net investment income quarterly and any net capital gains that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Fund, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least six months, the Fund reserves the right to reinvest the check at the then current NAV until you notify the Fund with different instructions. You will pay tax on dividends from the Fund whether you receive them in cash or additional shares.

In general, Fund distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains. Dividends paid by the Fund from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Funds ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for taxation at a reduced rate that applies to non-corporate shareholders. To the extent that the Fund’s distributions are derived from qualifying dividend income and long-term capital gain, such distributions will be eligible for taxation at a reduced rate. If the Fund distributes realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. Exchanges are considered a sale and purchase of Fund shares for tax purposes. Any loss recognized on the sale of a share held for less than six months is treated as long-term capital loss to the extent of any net capital gain distributions made with respect to such share.

15

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by the Fund if certain requirements are met.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you have not provided a taxpayer identification number or social security number or if the number you have provided is incorrect.

Fund distributions and gains from the sale of your shares may be subject to state and local income tax. Non U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Fund’s portfolio investments and financial information. You will also receive confirmations of your purchases into, and redemptions out of, the Fund. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Fund reserves the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason.

•	Reject any purchase request for any reason. Generally, the Fund does this if the purchase is disruptive to the efficient management of the Fund (e.g., due to the timing of the investment).

•	Change the minimum or maximum investment amounts.

•	Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).

•
Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the Investment Company Act of 1940.

•
Close any account that does not meet minimum investment requirements. The Fund will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at the Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.

•	Reject any purchase or redemption request that does not contain all required documentation.

16

FINANCIAL HIGHLIGHTS

The following table describes the financial performance of the Fund’s Class C shares for the fiscal period indicated. It is intended to help you understand the Fund’s financial results for a single Fund share. The total returns in the table represent the rate that the investor would have earned on an investment in the Fund’s shares. The information has been audited by PricewaterhouseCoopers LLP, the Fund’s independent registered public accounting firm. Their report, along with the Class’s financial statements, is available without charge upon request.

Class C
	December 15, 2005(1) to June 30, 2006

Net Asset Value - Beginning of Period	$10.00

Income from Investment Operations:
Net investment income	0.07
Net realized and unrealized gain (loss) on investments	0.85
Total from investment operations	0.92

Less Distributions:
Dividends from net investment income	(0.11)
Distribution of net realized gains
Total distributions	(0.11)
Net Asset Value - End of Period	$10.81

Total Return	9.21	%(2)
Ratios and Supplemental Data:
Net assets, end of period (thousands)	$306
Ratio of expenses to average net assets:
Before expense reimbursement	9.11	%(3)
After expense reimbursement	2.00	%(3)
Ratio of net investment income to average net assets:
Before expense reimbursement	(4.20	%)(3)
After expense reimbursement	2.91	%(3)
Portfolio turnover rate	42.38	%(2)

(1) Commencement of operations
(2) Not Annualized
(3) Annualized

17

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

DISTRIBUTOR
Quasar Distributors, LLC
Milwaukee, Wisconsin

REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin

LEGAL COUNSEL
Sidley Austin LLP
Chicago, Illinois

ADMINISTRATOR, TRANSFER AGENT,
AND FUND ACCOUNTANT
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

CUSTODIAN
Bank of New York
New York, New York

18

PRIVACY NOTICE

The Fund collects non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and

●	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

*THE PRIVACY NOTICE IS NOT A PART OF THE PROSPECTUS

19

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information (SAI)
The SAI contains details about investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports
The Fund’s annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual report contains a discussion of the market conditions and investment strategies that affected the Fund’s performance during the Fund’s last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Fund by calling the Fund toll-free at 1-877-485-8586, visiting the Fund’s website at www.cullenfunds.com or by writing to:

Cullen International High Dividend Fund
c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Fund, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Fund are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

20

CULLEN INTERNATIONAL HIGH DIVIDEND FUND

A series of Cullen Funds Trust
STATEMENT OF ADDITIONAL INFORMATION

Retail Class, Class C, and Class I

October 27, 2006

This Statement of Additional Information (the “SAI”) is not a prospectus. You may obtain a copy of the prospectus for the Retail Class shares and Class I shares as well as the prospectus for the Class C shares dated October 27, 2006 (collectively, the “Prospectus”) of Cullen International High Dividend Fund (the “Fund”), a series of the Cullen Funds Trust (the “Trust”), without charge by calling the Fund toll-free at 1-877-485-8586 or by writing the Fund at the address set forth below. This SAI contains information in addition to and more detailed than that set forth in the Prospectus. You should read this SAI together with the Prospectus and retain it for future reference.

The audited financial statements for the Fund for the fiscal year ended June 30, 2006 are incorporated herein by reference to the Trust’s June 30, 2006 Annual Report and are available by request without charge by calling toll free 1-877-485-8586.

Regular Mail	Overnight or Express Mail
Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC P.O. Box 701 Milwaukee, WI 53201-0701	Cullen International High Dividend Fund c/o U.S. Bancorp Fund Services, LLC 615 East Michigan Street, 3rd Floor Milwaukee, WI 53202

The Trust

The Trust is an open-end management investment company created as a Delaware business trust (now called a Delaware statutory trust) on March 25, 2000 and registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Trust currently offers two diversified portfolios to investors, the Cullen High Dividend Equity Fund and the Cullen International High Dividend Fund. Subject to class level expense differences, an investor, by investing in one of the funds offered, becomes entitled to a pro rata share of all dividends and distributions arising from the net income and capital gains on the investments of that fund. Likewise, an investor shares pro rata in any losses of that fund.

The Fund is diversified. Under applicable federal laws, the diversification of a mutual fund’s holdings is measured at the time the fund purchases a security. However, if a fund purchases a security and holds it for a period of time, the security may become a larger percentage of the fund’s total assets due to movements in the financial markets. If the market affects several securities held by a fund, the fund may have a greater percentage of its assets invested in securities of fewer issuers. Then the fund is subject to the risk that its performance may be hurt disproportionately by the poor performance of relatively few securities despite the fund qualifying as a diversified fund under applicable federal laws.

The Trust has adopted a Multiple Class Plan pursuant to Rule 18f-3 under the Investment Company Act with respect to the Fund, which details the attributes of each class of the Fund’s shares. Currently, the Fund is authorized to issue three classes of shares: Retail Class shares are subject to a Rule 12b-1 fee as described in the Prospectus. Class C shares are subject to a higher 12b-1 fee as described in the Prospectus. Class I Shares are only available to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a sufficient minimum initial investment.

Description of the Fund and its Investment Objective,
Policies and Risks

For additional information on the Fund, its investment objective, policies and risks, see also “What are the Fund’s Goals?”, “What are the Fund’s Principal Investment Strategies?” and “Additional Information on Investment Policies and Risks” in the Prospectus and “Investment Restrictions” below.

Investment Objectives

The investment objectives of the Fund are current income and long-term capital appreciation. Portfolio securities are selected primarily with a view to achieve these objectives. The Fund’s primary objective of current income and the secondary objective of capital appreciation are fundamental policies of the Fund and may not be changed without shareholder approval as described below in “Investment Restrictions.” There is no assurance that the Fund will achieve its objective.

Portfolio Turnover

The Fund expects to purchase and sell securities at such times as it deems to be in the best interest of its shareholders. The Fund anticipates that its annual portfolio turnover rate should not significantly exceed 50%. The Fund, however, has not placed any limit on its rate of portfolio turnover, and securities may be sold without regard to the time they have been held when, in the opinion of the Fund’s investment adviser, investment considerations warrant such action.

The turnover rate for the Fund for its initial period was as follows:

Fiscal Year Ended June 30, 2006(a)
Portfolio Turnover	42.38%
(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

Foreign Securities and Currencies

Foreign investments involve special risks, including:

▪	expropriation, confiscatory taxation, and withholding taxes on dividends and interest;

▪	less extensive regulation of foreign brokers, securities markets, and issuers;

▪	less publicly available information and different accounting standards;

▪
costs incurred in conversions between currencies, possible delays in settlement in foreign securities markets, limitations on the use or transfer of assets (including suspension of the ability to transfer currency from a given country), and difficulty of enforcing obligations in other countries; and

▪	diplomatic developments and political or social instability.

Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance-of-payments positions. Many foreign securities may be less liquid and their prices more volatile than comparable U.S. securities. From time to time foreign securities may be difficult to liquidate rapidly without adverse price effects. Certain costs attributable to foreign investing, such as custody charges and brokerage costs, may be higher than those attributable to domestic investing.

The risks of foreign investments are generally intensified for investments in developing countries. Risks of investing in such markets include:

▪	less social, political and economic stability;

▪	small securities markets and lower trading volume, which may result in a lack of liquidity and greater price volatility;

▪
certain national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Fund’s loss of its entire investment in that market; and

▪	less developed legal structures governing private or foreign investment or allowing for judicial redress for injury to private property.

In addition, brokerage commissions, custodial services, withholding taxes, and other costs relating to investments in emerging markets generally are more expensive than in the U.S. and certain more established foreign markets. Economies in emerging markets generally are heavily dependent upon international trade and, accordingly, have been and may continue to be more affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values, and other protectionist measures negotiated or imposed by the countries with which they trade.

Because most foreign securities are denominated in non-U.S. currencies, the investment performance of the Fund could be affected by changes in foreign currency exchange rates to some extent. The value of the Fund’s assets denominated in foreign currencies will increase or decrease in response to fluctuations in the value of those foreign currencies relative to the U.S. dollar. Currency exchange rates can be volatile at times in response to supply and demand in the currency exchange markets, international balances of payments, governmental intervention, speculation, and other political and economic conditions.

American Depository Receipts

ADRs are depository receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. These are certificates evidencing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institutions. Designed for use in U.S. securities markets, ADRs are alternatives to the purchase of the underlying securities in their national market and currencies. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

Convertible Securities

Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities have unique investment characteristics in that they generally (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (2) are less subject to fluctuation in value than the underlying stock since they have fixed income characteristics, and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. The conversion value of a convertible security is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value.

Medium-Capitalization Companies

The Fund may invest in medium-capitalization companies which the Fund considers to be companies with a typical capitalization range of $1.8 billion to $10.8 billion. While medium-capitalization companies often have the potential for growth, investments in medium-capitalization companies often involve greater risks than investments in large, more established companies. Medium-capitalization companies may lack the management experience, financial resources, product diversification, and competitive strengths of large companies. In addition, in certain instances the securities of medium-capitalization companies are traded only over-the-counter (“OTC”) or on a regional securities exchange, and the frequency and volume of their trading may be substantially less than is typical of larger companies. (The OTC market is the security exchange system in which broker/dealers negotiate directly with one another rather than through the facilities of a securities exchange). Therefore, the securities of medium-capitalization companies may be subject to greater and more abrupt price fluctuations. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of medium-capitalization company securities. Investors should be aware that, based on the foregoing factors, an investment in the Fund may be subject to greater price fluctuations than an investment in a mutual fund that invests primarily in the largest, most established companies. The investment adviser’s research efforts may also play a greater role in selecting securities for the Fund than in a mutual fund that invests exclusively in larger, more established companies.

Warrants

The Fund may acquire warrants. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Cash Investments

Cash or cash equivalents in which the Fund may invest when its investment adviser is unable to identify attractive equity investments include short-term money market securities such as U.S. Treasury bills, prime-rated commercial paper, certificates of deposit, variable rate demand notes, or repurchase agreements. Variable rate demand notes are non-negotiable instruments. The instruments the Fund invests in are generally rated at least Al by Standard & Poor’s Ratings Services. However, the Fund may be susceptible to credit risk with respect to these notes to the extent that the issuer defaults on its payment obligation.

Repurchase Agreements

The Fund may enter into repurchase agreements with banks or non-bank dealers. In a repurchase agreement, the Fund buys a security at one price, and at the time of sale, the seller agrees to repurchase the obligation at a mutually agreed upon time and price (within seven days). The repurchase agreement thereby determines the yield during the purchaser’s holding period, while the seller’s obligation to repurchase is secured by the value of the underlying security. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying securities and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights; (b) possible subnormal levels of income or proceeds and lack of access to income and proceeds during this period; and (c) expenses of enforcing its rights.

Restricted and Illiquid Securities

The Fund may not invest in any securities that are restricted from sale to the public without registration under the Securities Act of 1933. The Fund is permitted to purchase securities which, based upon their nature or the market for such securities, are illiquid or for which no readily available market exists provided that such purchases are in accordance with SEC guidance governing the percentage of illiquid securities which may be owned by the Fund. These guidelines generally limit mutual funds like the Fund from holding or purchasing illiquid securities totaling more than 15% of the value of their net assets. While the Fund does not intend to purchase illiquid securities, it is possible that a readily available market that was available for a security at the time of purchase may not be available at the time the Fund seeks to sell such security. In these cases, the Fund may have to lower the price, sell other portfolio securities instead or forgo an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

Although no definite quality criteria are necessarily used, the following factors will be considered in determining whether a security is illiquid: (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of the security or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Investment Restrictions

Fundamental Restrictions

The policies set forth below are fundamental policies of the Fund and may not be changed without approval of the holders of the lesser of: (i) 67% of the Fund’s shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented, or (ii) more than 50% of outstanding shares of the Fund. The Fund may not:

1.
With respect to 75% of its total assets, purchase any securities which would cause the Fund to invest in more than 10% of the outstanding voting securities of any one issuer or more than 5% of the Fund’s total assets at the time of such purchase to be invested in the securities of any issuer, but this limitation does not apply to obligations issued or guaranteed by the U.S. Government;

2.	Purchase any securities which would cause 25% or more of the Fund’s total assets at the time of such purchase to be invested in the securities of issuers engaged in any one industry;

3.	Invest in companies for the purpose of exercising management or control;

4.	Purchase or sell real estate, although the Fund may invest in the readily marketable securities of companies whose business involves the purchase or sale of real estate;

5.	Purchase or sell commodities or commodities contracts;

6.
Purchase the securities of any investment company, except (i) in the open market where no profit to a sponsor or dealer other than customary brokerage commissions results from such purchases or (ii) if acquired in connection with a plan of reorganization;

7.	Purchase securities on margin;

8.	Effect short sales of any securities;

9.	Make loans, except by the acquisition of a portion of an issue of publicly traded bonds, debentures, notes, and other debt securities;

10.	Borrow money, except for temporary emergency purposes in amounts not in excess of 5% of the Fund’s total assets;

11.	Mortgage, pledge or hypothecate securities to an extent greater than 10% of the value of the Fund’s net assets;

12.	Enter into repurchase agreements with maturities of more than seven days.

13.	Act as an underwriter of securities except insofar as the Fund might technically be deemed an underwriter for purposes of the Securities Act of 1933 upon the disposition of certain securities;

14.	Enter into repurchase agreements with maturities of more than seven days.

Non-Fundamental Restrictions

Additional investment restrictions adopted by the Fund, which may be changed by the Board of Trustees without a vote of the shareholders, provide that the Fund may not:

1.
Purchase securities of other investment companies, except on the open market where no commission or profit results other than the broker’s commission, or as part of a plan of merger, consolidation or reorganization approved by the shareholders of the Fund.

2.
Acquire or retain any security issued by a company, an officer or director of which is an officer or Independent Trustee (as defined below) of the Trust or an officer, director, member or other affiliated person of its investment adviser.

3.	Purchase any securities which are restricted from sale to the public without registration under the Securities Act of 1933.

4.
Loan portfolio securities except where collateral values are continuously maintained at no less than 100% by “marking to market” daily and the practice is fair, just and equitable as determined by the Board and SEC requirements.

5.
Make any change in the Fund’s investment policies of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

As a matter of operating but not fundamental policy, which can be changed without shareholder approval, the Fund may not purchase any securities which would cause more than 5% of the Fund’s net assets at the time of such purchase to be invested in securities which are not readily marketable. If such policy were to be changed, such investments would be limited to no more than 15% of net assets.

Except with respect to borrowing and illiquid securities, if a percentage restriction set forth in the prospectus or in this SAI is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

Management of the Fund

The Board of Trustees of the Trust consists of five individuals, three of whom are not “interested persons” of the Trust as defined in the Investment Company Act (“Independent Trustees”). The Board of Trustees is responsible for managing the Trust’s business and affairs. The Board of Trustees has appointed the Trust’s officers, who conduct the daily business of the Trust.

The Trust has no proprietary or exclusive rights in the name “Cullen” or any logo or service mark furnished by the Adviser and may use such names and such logos or service marks only so long as the Advisory Agreement with the Adviser remains in effect and the Adviser has the right to use such names.

Set forth below is information about the trustees and officers of the Trust. Trustees deemed to be “interested persons” of the Trust for purposes of the Investment Company Act are indicated by an asterisk (*). The Trustees can be reached in care of the Fund’s investment adviser at the address shown below.

Name, Address and Age	Position(s) Held with Fund**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Interested Trustees
James P. Cullen, 68*† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1938	Trustee and President since inception of the Fund	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None
Dr. Curtis J. Flanagan, 85* Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1921	Trustee since inception of the Fund	Private investor, 1998 to present.	2	None
Independent Trustees
Matthew J. Dodds, 65 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1941	Independent Trustee since inception of the Fund	Private investor, 1999 to present.	2	None
Robert J. Garry, 61 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1945	Independent Trustee since inception of the Fund	Chief Financial Officer, Yonkers Racing Corporation (Harness Racing), October 2001 to present.	2	None
Stephen G. Fredericks, 64 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1942	Independent Trustee since inception of the Fund	Institutional Trader, Raymond James & Associates, February 2002 to present; Institutional Trader, ABN AMRO Inc, January 1995 to May 2001.	2	None

Name, Address and Age	Position(s) Held with Fund**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Officers
James P. Cullen, 68† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1938	Trustee and President	President, controlling Member and Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; President, Schafer Cullen Capital Management, Inc., a registered investment adviser, from December 1982 to present.	2	None
John C. Gould, 46 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1960	Executive Vice President
Executive Vice President and Assistant Portfolio Manager, Cullen Capital Management LLC, May 2000 to present; Assistant Portfolio Manager, Schafer Cullen Capital Management, Inc., from 1989 to present.

			N/A	N/A
Brooks H. Cullen, 39† Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1967	Vice President since inception of the Fund	Vice President and Analyst, Cullen Capital Management LLC, since May 2000; Analyst, Schafer Cullen Capital Management, Inc., from 1996 to present.	N/A	N/A
Brenda S. Pons, 30 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1976	Treasurer	Treasurer, Schafer Cullen Capital Management LLC, July 1999 to Present; Treasurer, Cullen Capital Management LLC, May 2001 to Present.	N/A	N/A

Name, Address and Age	Position(s) Held with Fund**	Principal Occupation(s) During Past 5 Years	No. of Funds in Complex Overseen	Other Directorships held by Trustees
Rahul D. Sharma, 36 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1970	Secretary	Secretary, Cullen Capital Management LLC, since May 2000; Director of Institutional Marketing, Schafer Cullen Capital Management, Inc., 1998 to present.	N/A	N/A
Steven M. Mullooly, 42 Cullen Capital Management LLC 645 Fifth Avenue New York, NY 10022 DOB: 1964	Chief Compliance Officer
Chief Compliance Officer, Cullen Capital Management LLC since August 2006; Chief Compliance Officer, Ladenburg Thalmann & Co., Inc., Ladenburg Thalmann Asset Management, and Ladenburg Thalmann Europe from November 2004 to June 2006; Vice President -Compliance, Donaldson Lufkin and Jenrette and Co., from July 2000 to June 2004.
			N/A	N/A
_______________
* This trustee is an “interested person” of the Trust (as defined in the Investment Company Act).
**Positions are held indefinitely until resignation or termination.
†James P. Cullen and Brooks H. Cullen are father and son.

Board Committees
The Board has three standing committees as described below:

Audit Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee	Responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust.	The Audit Committee met one time during the past fiscal year .

Nominating Committee
Members	Description	Meetings
Matthew J. Dodds, Independent Trustee Robert J. Garry, Independent Trustee Stephen G. Fredericks, Independent Trustee
Responsible for seeking and reviewing candidates for
consideration as nominees for Trustees as is considered
necessary from time to time. The Fund does not have any
policies in place regarding nominees for trustees recommended by shareholders. The Board will not accept shareholder nominees for Board membership.
The Nominating Committee did not meet with respect to this Fund.

Valuation Committee
Members	Description	Meetings
James P. Cullen, President and Trustee John C. Gould, Officer
Responsible for (1) monitoring the valuation of Fund
securities and other investments; and (2) as required by
each series of the Trust’s valuation policies, when the
full Board is not in session, determining the fair value of
illiquid and other holdings after consideration of all relevant factors, which determinations shall be reported to the full Board.
The Valuation Committee did not meet with respect to this Fund.

The following compensation table provides certain information about the trustees’ fees for the Fund’s fiscal year ended June 30, 2006.

Name and Position	Aggregate Compensation from the Cullen High Dividend Equity Fund	Aggregate Compensation From Fund	Pension or Retirement Benefits Accrued as Part of Company Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation from Fund and Fund Complex Paid to Trustees
Matthew J. Dodds,(1) Independent Trustee	$0	$0	$0	$0	$0
Robert J. Garry, Independent Trustee	$3,000	$2,000	$0	$0	$5,000
Stephen G. Fredericks, Independent Trustee	$3,000	$2,000	$0	$0	$5,000
_________________
(1)	At the request of this Independent Trustee, Matthew Dodds does not receive any compensation from the Fund.

Each Independent Trustee of the Trust is paid a trustee’s fee of $1,000 per fund for each meeting attended and is reimbursed for the expenses of attendance at such meetings. Neither the Trust nor the Fund pays any fees to the trustees who are considered “interested persons” of the Trust or the Fund or the Fund’s investment adviser, as defined in the Investment Company Act. Neither the Trust nor the Fund maintains any deferred compensation, pension or retirement plans, and no pension or retirement benefits are accrued as part of Trust or Fund expenses.

Control Persons and Principal Holders of Shares

Control persons are persons deemed to control the Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of the Fund’s outstanding equity securities.

The following tables provide the name, address percentage of ownership of any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund as of September 30, 2006.

Retail Class

Name and Address	Shares	% Ownership	Type of Ownership
Charles Schwab & Co. For Sole Benefit of its Customers Attn. Mutual Funds 101 Montgomery St San Francisco, CA 94104-4151	292,531	64.20%	Record
National Financial Services, Inc. FBO of Our Customers Attn: Mutual Funds Dept Fl. 5 200 Liberty St. New York, NY 10281-1003	61,740	13.50%	Record
Neil Weiss C/O KSK 32nd Fl. 1411 Broadway New York, NY 10018-3476	46,713	10.20%	Record
First Southwest Company 325 N. St. Paul Ste 800 Dallas, TX 75201-3852	29,999	6.50%	Record

Class I Shares

Name and Address	Shares	% Ownership	Type of Ownership
Independence Trust Company PO Box 682188 Franklin, TN 37068-2188	74,504	18.79%	Record
James P. Cullen 474 Locust Point Rd. Locust, NJ 07760-2320	50,784	12.81%	Record
Wendell G. Van Auken & Ethel S. Van Auken TR U/A 07/29/1996 30 Glen Alpine Danville, CA 94526-3705	48,193	12.15%	Record
National Financial Services LLC FBO of Our Customers Attn: Mutual Funds Dept. Fl. 5 200 Liberty St. New York, NY 10281-1003	30,621	7.72%	Record
Firstoak & Co. Attn: Trust Operations PO Box 557 Oakland, MD 21550-4557	29,973	7.56%	Record
William Blair & Co. LLC Guarantee & Trust CO TR 222 W. Adams St. Chicago, IL 60606-5312	23,489	5.92%	Record
William Blair & Co. LLC Mary M. Klobuchar Trustee 222 West Adams St. Chicago, IL 60606-5312	22,724	5.73%	Record

Class C Shares

Name and Address	Shares	% Ownership	Type of Ownership
Angela D. Hay 5685 Rosos Pkwy Long Grove, IL 60047-5063	10,036	24.07%	Record
Thomas J. Campbell & Nancy B. Campbell JT/WROS 2626 N. Lakeview Unit #3003 Chicago, IL 60614-1826	5,640	13.52%	Record
Oppenheimer & Co. FBO Stanley B. Osman IRA R/O 1932 Westleigh Dr. Glenview, IL 60025-7620	4,497	10.78%	Record
Oppenheimer & Co. FBO Timothy C. Richards IRA 1814 Avenida Josefa Encinitas, CA 92024-7109	4,490	10.77%	Record
Hugh F. Howson 25 White Pine Lane W Hartford, CT 06107-1321	2,525	6.05%	Record
Oppenheimer & Co. FBO Elizabeth Stamos-Bushey IRA 3968 Winding Brook CR Rochester Hill, MI 48309-4734	2,237	5.36%	Record
Hubert F. Howson & Charlotte S. Howson JT/WROS 25 White Pine LN West Hartford, CT 06107-1321	2,165	5.19%	Record
The Ruth Ann Rowan Living Trust DTD 6/14/83 Ruth Ann Rowan Trustee 30260 Oakview Way Bingham Farms, MI 48025-4626	2,103	5.04%	Record

As of September 30, 2006, the Trustees and Officers of the Trust as a group owned 12.81% of the outstanding Class I shares of the Fund and less than 1% of the Retail Class and Class C shares. Neither the Trustees who are “not interested” persons of the Fund, as that term is defined in the Investment Company Act, nor members of their immediate families, own securities beneficially or of record in the Adviser, the Distributor or an affiliate of the Advisor or Distributor. Neither the Trustees who are “not interested” persons of the Fund nor members of their immediate families, have direct or indirect interests, the value of which, exceeds $60,000 in the Advisor, the Distributor or any of their affiliates.

Board Interest in the Fund
Set forth below is the dollar range of equity securities beneficially owned by each Trustee of each Fund in the Trust as of December 31, 2005:

               Key
A.	$1-$10,000
B.	$10,001-$50,000
C.	$50,001-$100,000
D.	over $100,000

Dollar Range of Equity Securities Beneficially Owned (1)

Name of Trustee	Cullen High Dividend Equity Fund	Cullen International High Dividend Fund	Aggregate Dollar Range of Equity Securities Beneficially Owned in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
James P. Cullen, Trustee	D	D	D

Dr. Curtis J. Flanagan, Trustee	None	None	None

Matthew J. Dodds, Independent Trustee	None	None	None

Robert J. Garry, Independent Trustee	None	None	None

Stephen G. Fredericks, Independent Trustee	None	None	None
(1)	Beneficial ownership is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended.

Investment Advisory and Other Services

Advisory Agreement

On November 3, 2005, the Board of Trustees (including the Independent Trustees) of the Trust, and on November 3, 2005, the sole shareholder of the Fund, approved an investment advisory agreement (the “Advisory Agreement”) pursuant to which Cullen Capital Management LLC, 645 Fifth Avenue, New York, New York, 10022 (the “Adviser”), furnishes continuous investment advisory services and management to the Fund. The Adviser is an investment advisory firm formed in Delaware. For more information about the Adviser, see “Who Are the Fund’s Investment Adviser and Portfolio Manager?” in the Prospectus.

Mr. James P. Cullen, President of the Trust, is also the President and controlling member of the Adviser. John C. Gould, Executive Vice President of the Trust, is also Executive Vice President of the Adviser, and Brooks H. Cullen, Vice President of the Trust, is also Vice President of the Adviser. Brenda S. Pons, Treasurer of the Trust, is also Treasurer of the Adviser, and Rahul D. Sharma, Secretary of the Trust, is also Secretary of the Adviser. Steven Mullooly, Chief Compliance Officer (CCO) of the Trust is also the CCO of the Adviser.

Under the Advisory Agreement and subject to the general supervision of the Trust’s Board of Trustees, the Adviser is responsible for making and implementing investment decisions for the Fund. In addition, the Adviser furnishes office space, office facilities, equipment, personnel (other than the services of trustees of the Trust who are not interested persons of the Adviser), and clerical and bookkeeping services for the Fund to the extent not provided by the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent.

The Trust or the Fund pays all other expenses of the Fund’s operation, including, without limitation:

•	interest, taxes and any governmental filing fees;
•	brokerage commissions and other costs incurred in connection with the purchase or sale of securities;
•	compensation and expenses of Independent Trustees;
•	legal and audit expenses;
•	the fees and expenses of the Fund’s custodian, transfer agent and dividend paying agent, fund administration and accounting services agent;
•	expenses relating to the redemption of shares;
•	expenses of servicing shareholder accounts;
•	fees and expenses related to the registration and qualification of the Fund and its shares under federal and state securities laws;
•	expenses of printing and mailing reports, notices and proxy material to shareholders;
•	insurance premiums for fidelity and other insurance coverage;
•	expenses of preparing prospectuses and statements of additional information and of printing and distributing them to existing shareholders; and
•
any nonrecurring expenses, including expenses relating to actions, suits or proceedings to which the Trust or the Fund is a party and any obligation which the Trust or the Fund may incur to indemnify others.

The Advisory Agreement provides that the Adviser shall have no liability to the Trust, the Fund or the Trust’s shareholders in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of its obligations under the Agreement.

The Advisory Agreement is not assignable and may be terminated by either party, without penalty, on 60 days’ notice. The Advisory Agreement will continue in effect until November 3, 2007 (unless sooner terminated) and thereafter for successive one-year periods so long as it is approved annually (a) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (b) either by the Board of Trustees of the Trust or by the vote of the shareholders of the Fund as described under “Investment Restrictions - Fundamental Restrictions.”

In consideration of the services to be provided by the Advisor pursuant to the Advisory Agreement, the Advisor is entitled to receive from the Fund an investment advisory fee computed daily and paid monthly based on an annual rate equal to a percentage of the Fund’s average daily net assets specified in the Prospectus.

For the period indicated below, the Fund paid the following advisory fees to its Adviser:

Fiscal Year Ended June 30, 2006(a)
Fees Earned	$25,147
Fees Waived	$183,034
Total Fees Paid	$0
(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006

Portfolio Manager

James P. Cullen is the portfolio manager responsible for the day-to-day management of the Fund. The following table shows the number of other accounts managed by Mr. Cullen and the total assets in the accounts managed within various categories.

			with Advisory Fee based on performance
Type of Accounts	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Registered Investment Companies	1	$1.8 billion	N/A	N/A
Other Pooled Investments	1	$25 million	1	$25 million
Other Accounts	6,000	$ 3 billion	N/A	N/A

Material Conflict of Interest. The portfolio manager has day-to-day management responsibilities with respect to other accounts and accordingly may be presented with potential or actual conflicts of interest.

The management of other accounts may result in the portfolio manager devoting unequal time and attention to the management of the Fund and/or other accounts. In approving the Advisory Agreement, the Board of Trustees was satisfied that the portfolio manager would be able to devote sufficient attention to the management of the Fund, and that the Adviser seeks to manage such competing interests for the time and attention of the portfolio manager.

With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each transaction, consistent with its duty to seek best execution of the transaction. For buy or sell transactions considered simultaneously for the Fund and other accounts, orders are placed at the same time. The portfolio manager uses his best efforts to ensure that no client is treated unfairly in relation to any other client over time in the allocation of securities or the order of the execution of transactions. The portfolio manager generally allocates trades on the basis of assets under management so that the securities positions represent equal gross exposure as a percentage of total assets of each similarly managed client. The Fund and client accounts are not generally invested in thinly traded or illiquid securities; therefore, conflicts in fulfilling investment opportunities are to some extent minimized. If an aggregated trade order is not substantially filled, it will generally be allocated in accordance with an alphabetical allocation utilized by the Adviser.

Compensation. Mr. Cullen is an equity owner of the Adviser and in such capacity does not receive a salary from the Fund. Mr. Cullen owns 80% of the equity interest of the Adviser and 51% of the equity interest of Schafer-Cullen Capital Management, Inc., an affiliate of the Adviser. Mr. Cullen controls 100% of the voting equity of the Adviser. In his ownership capacity, Mr. Cullen shares commensurately in the profits and losses of both the Adviser and Schafer-Cullen Capital Management, Inc. Mr. Cullen does not receive a fixed salary from the Adviser. He receives net profits of each advisory firm based upon his ownership interests in each company. Net profits are determined after all expenses of the companies are deducted from gross revenues. Mr. Cullen participates in Schafer-Cullen Capital Management, Inc.’s 401(k) plan. Mr. Cullen does not participate in any deferred compensation plan.

Securities Owned in the Fund by Portfolio Manager. As of June 30, 2006, the portfolio manager owned the following securities in the Fund:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Fund (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001 - $500,000, $500,001 to $1,000,000, Over $1,000,000)	Aggregate Dollar Range of Securities in all Registered Investment Companies Overseen by Portfolio Manager in Family of Investment Companies
James P. Cullen	$500,001 - $1,000,000	Over $1,000,000

Code of Ethics

The Trust and the Adviser have adopted the same written Code of Ethics. This Code of Ethics governs the personal securities transactions of trustees, managers, members, officers and employees who may have access to current trading information of the Fund. The Code permits such persons to invest in securities for their personal accounts, including securities that may be purchased or held by the Fund. The Code includes reporting and other obligations to monitor personal transactions and ensure that such transactions are consistent with the best interests of the Fund.

Fund Administration

U.S. Bancorp Fund Services, LLC, a subsidiary of U.S. Bank, N.A. (“USBFS”), provides administrative personnel and services (including blue-sky services) to the Trust and the Fund. Administrative services include, but are not limited to, providing equipment, telephone facilities, various personnel, including clerical and supervisory, and computers as necessary or beneficial to provide compliance services to the Fund and the Trust. USBFS is an affiliate of the Fund’s distributor, Quasar Distributors, LLC.

The Fund paid the following amount for administrative services in the following fiscal period:

Fiscal Year Ended June 30, 2006(a)
Fund Administration	$40,480
(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

Fund Accounting

USBFS provides fund accounting personnel and services to the Fund pursuant to a Fund Accounting Service Agreement. Under the Fund Accounting Servicing Agreement, USBFS provides portfolio accounting services, expense accrual and payment services, fund valuation and financial reporting services, tax accounting services and compliance control services.

Financial Intermediaries

From time to time, the Fund may pay, directly or indirectly, amounts to financial intermediaries that provide transfer-agent type and/or other administrative services relating to the Fund to their customers or other persons who beneficially own interests in the Fund, such as participants in 401(k) plans. These services may include, among other things, sub-accounting services, transfer agent-type services, answering inquiries relating to the Fund, transmitting, on behalf of the Fund, proxy statements, annual and semi-annual reports, updated prospectuses, other communications regarding the Fund, and related services as the Fund or the intermediaries’ customers or such other persons may reasonably request. In such cases, to the extent paid by the Fund, the Fund will not pay more for these services through intermediary relationships than it would pay if the intermediaries’ customers were direct shareholders in the Fund.

Distributor

Quasar Distributors, LLC serves as the principal underwriter and national distributor for the shares of the Fund pursuant to a Distribution Agreement with the Trust dated as of June 28, 2000 (the “Distribution Agreement”). Quasar Distributors, LLC is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state’s securities laws and is a member of the NASD. The offering of the Fund’s shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Fund’s shares.

Under the Distribution Agreement, Quasar agrees to (i) sell shares as agent for the Trust upon the terms and at the current offering price described in the Fund’s prospectus; (ii) hold itself available to receive orders, satisfactory to Quasar, for purchase of Fund shares; (iii) make Fund shares available, with the assistance of the Trust’s transfer agent, through the National Securities Clearing Corporation’s Fund/SERV System; (iv) act in conformity with all Trust and securities laws requirements; (v) cooperate with the Trust in the development of all proposed advertisements and sales literature relating to the Fund and review such items for compliance with applicable laws and regulations; (vi) repurchase, at Quasar’s discretion, Fund shares; (vii) enter into agreements, at Quasar’s discretion, with qualified broker-dealers to sell Fund shares; (viii) devote its best efforts to effect sales of Fund shares; and (ix) prepare reports for the board of trustees regarding its activities under the Distribution Agreement. The fees payable by the Trust under this agreement shall not exceed what is available for payment under the distribution plan (please refer to the distribution plan section below). Minimum payments under the Distribution Agreement may not be tied to actual distribution expenses and such minimum payments may therefore exceed distribution expenses actually incurred. Any fees or expenses incurred by Quasar but not payable by the Trust under its 12b-1 plan of distribution shall be paid by the Adviser.

The Distribution Agreement may be terminated at any time (i) by the Board of Trustees of the Trust or by a vote of a majority of the outstanding voting securities of the Fund on 60 days’ written notice to Quasar or (ii) by Quasar. If not so terminated, the agreement shall continue in effect from year to year only so long as such continuance is approved annually by the Board of Trustees of the Trust or shareholders of the Fund, and, in either event, by a majority of the Independent Trustees.

The Distributor received the following in compensation during the fiscal year ended June 30, 2006:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption and Repurchases	Brokerage Commissions	Other Compensation(1)
Quasar Distributors, LLC	$0	$0	$0	$852

_____________
(1)	This compensation relates to payments to the Distributor under the Rule 12b-1 Plan discussed below.

Distribution Plan

The Fund has adopted a Distribution Plan (the “Plan”) for the Retail Class and Class C pursuant to Rule 12b-1 under the Investment Company Act. The Board determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Plan authorizes payments by the Fund in connection with the distribution of shares at an annual rate of up to 0.25% of the Retail Class’s average daily net asset value. The Plan also allows for Class C shares to pay up to 1.00% annually of average daily net assets, of which 0.75% may be paid for a distribution fee and 0.25% for certain shareholder services provided to shareholders of the Fund. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sale of shares of the Fund, as determined by the Board of Trustees. Such activities typically include advertising; compensation for sales and sales marketing activities of financial service agents and others, such as dealers or distributors; shareholder account servicing; production and dissemination of prospectuses and sales and marketing materials; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one which the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not subject to its limitations.

Administration of the Plan is regulated by Rule 12b-1 under the Investment Company Act, which includes requirements that the Board of Trustees receive and review at least quarterly reports concerning the nature and qualification of expenses which are paid, that the Board of Trustees, including a majority of the Independent Trustees, approve all agreements implementing the Plan and that the Plan may be continued from year-to-year only if the Board of Trustees, including a majority of the Independent Trustees, concludes at least annually that continuation of the Plan is likely to benefit shareholders.

For the fiscal period ended June 30, 2006, the following amounts have been expended under the Plan for the Fund’s Retail Class of shares:

Fiscal Year Ended 2006(a)
Advertising	$2,854
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$649
Compensation to Dealers	$165
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$3,669
(a)	For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

For the fiscal period ended June 30, 2006, the following amounts have been expended under the Plan for the Fund’s Class C shares:

Fiscal Year Ended 2006(a)
Advertising	$115
Printing and mailing of Prospectuses to new shareholders	$0
Compensation to the Distributor	$203
Compensation to Dealers	$0
Compensation to Sales Personnel	$0
Other Fees	$0
TOTAL	$318

(a)	For the period from December 15, 2005 (commencement of Operations) to June 30, 2006.

Brokerage

The Adviser is responsible for selecting brokers and dealers to effect purchases or sales of securities for the account of the Fund. In selecting such brokers, it is the policy of the Adviser to seek the best execution of orders at the most favorable price in light of the overall quality of brokerage and research services provided, as described in this and the following paragraph. In selecting brokers to effect portfolio transactions, the determination of what is expected to result in best execution at the most favorable price involves a number of largely judgmental considerations. Among these are the Adviser’s evaluation of the broker’s efficiency in executing and clearing transactions, block trading capability (including the broker’s willingness to position securities), the broker’s familiarity with the security and the broker’s financial strength and stability. The most favorable price to the Fund means the best net price without regard to the mix between purchase or sale price and commission, if any.

In allocating the Fund’s brokerage, the Adviser will also take into consideration the research, analytical, statistical and other information and services provided by the broker, such as general economic reports and information, reports or analyses of particular companies or industry groups and technical information and the availability of the brokerage firm’s analysts for consultation. While the Adviser believes these services have substantial value, they are considered supplemental to the Adviser’s own efforts in the performance of its duties under the Advisory Agreement. As permitted by the Advisory Agreement and in accordance with Section 28(e) of the Securities Exchange Act of 1934, as amended, the Adviser may pay brokers higher brokerage commissions than might be available from other brokers if the Adviser determines in good faith that such amount paid is reasonable in relation to the value of the overall quality of the brokerage, research and other services provided. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Fund may indirectly benefit from services available to the Adviser as a result of transactions for the other clients.

The Adviser expects to enter into arrangements with broker-dealers whereby the Adviser obtains computerized stock quotation and news services, performance and ranking services, portfolio analysis services and other research services in exchange for the direction of portfolio transactions which generate dealer concessions or brokerage (agency) commissions for such broker-dealers. From time to time, the Adviser may make other similar arrangements with brokers or dealers who agree to provide research services in consideration of dealer concessions or brokerage commissions. Consistent with the Adviser’s fiduciary duties to the Fund, brokerage will be directed to such brokers or dealers pursuant to any such arrangement only when the Adviser believes that the commissions charged are reasonable in relation to the value and overall quality of the brokerage and research services provided.

The Fund paid the following amounts in brokerage commissions in the following fiscal period:

Fiscal Year Ended June 30, 2006(a)
Brokerage Commissions	$20,947
(a) For the period from December 15, 2005 (commencement of operations) to June 30, 2006.

Capital Structure

The Trust is a Delaware statutory trust formed on March 25, 2000. It is authorized to issue an unlimited number of shares of beneficial interest. Each share of beneficial interest has a par value of $0.001. The trustees of the Trust may, at any time and from time to time, by resolution, authorize the division of shares into an unlimited number of series and the division of any series into two or more classes. The Fund constitutes one such series of the Trust. By this offering, three classes of shares of the Fund are being offered, Retail Class, Class C and Class I. The Trust has reserved the right to create and issue additional series or classes.

Shareholders of the Trust are entitled to one vote for each full share and to a proportionate fractional vote for each fractional share standing in the shareholder’s name on the books of the Trust. However, matters affecting only one particular class can be voted on only by shareholders in that Fund or class. Only shareholders of Retail Class or C shares will be entitled to vote on matters submitted to a shareholder vote with respect to the Rule 12b-1 Plan applicable to such class. All shareholders are entitled to receive dividends when and as declared by the Trustees from time to time and as further discussed in the prospectus.

Each share within a class has equal dividend, distribution and liquidation rights. Shares do not have preemptive or subscription rights. All shares are fully paid and non-assessable.

Determination of Net Asset Value

Shares of the Fund are sold on a continual basis at the net asset value (“NAV”) per share next computed following receipt of an order by the Fund’s transfer agent in good order. The Fund’s NAV per share for the purpose of pricing purchase and redemption orders is determined at the close of normal trading (usually 4:00 p.m. Eastern time) on each day the New York Stock Exchange (“NYSE”) is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Securities listed on a U.S. securities exchange for which an official closing priceis available shall be valued at such official closing price; provided that if such official closing price is not available but market quotations are readily available, such securities shall be valued at the last quoted sales price on the day the valuation is made; provided further that if neither an official closing price nor a last sales price is available, the securities shall be valued at the average of the most recent bid and asked prices.  Price information on listed securities is taken from the exchange where the security is primarily traded.  Any securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Valuation Committee of the Fund's Board of Trustees under the supervision of the Board.

Debt securities are valued by a pricing service that utilizes electronic data processing techniques to determine values for normal institutional-sized trading units of debt securities without regard to sale or bid prices when such techniques are believed to more accurately reflect the fair market value for such securities. Otherwise, sale or bid prices are used. Debt securities having remaining maturities of 60 days or less when purchased are valued by the amortized cost method. Under this method of valuation, a security is initially valued at its acquisition cost, and thereafter, amortization of any discount or premium is assumed each day, regardless of the impact of the fluctuating rates on the market value of the instrument.

Securities quoted in foreign currency, if any, are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time the daily NAV per share is determined. Although the Fund values its foreign assets in U.S. dollars on a daily basis, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. Foreign currency exchange rates are generally determined prior to the close of trading on the NYSE. Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of trading on the NYSE. Such events would not normally be reflected in a calculation of the Fund’s NAV on that day. If events that materially affect the sale of the Fund’s foreign investments or the foreign currency exchange rates occur during such period, the investments may be valued at their fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees of the Fund.

An example of how the Fund calculated its NAV per share as of June 30, 2006 is as follows:

Retail Class

Net Assets	=	NAV Per Share
Shares Outstanding

$4,965,802	=	$10.82
458,890
Class I

Net Assets	=	NAV Per Share
Shares Outstanding

$3,663,128	=	$10.84
337,810

Class C

Net Assets	=	NAV Per Share
Shares Outstanding

$305,977	=	$10.81
28,309

Purchase and Redemption of Shares

Purchasing Shares

Shares of the Fund are sold in a continuous offering and may be purchased on any business day through authorized investment dealers or directly from the Fund.

Stock Certificates and Confirmations. The Fund does not generally issue stock certificates representing shares purchased. Confirmations of the opening of an account and of all subsequent transactions in the account are forwarded by the Fund to the shareholder’s address of record.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s Distributor and transfer agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

The Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorist or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Redeeming Shares

Signature Guarantees. A signature guarantee of each shareholder on an account is required to redeem shares if a shareholder requests (i) a redemption from an IRA account; (ii) redemption proceeds be sent to an address other than that on record with the Fund; or (iii) proceeds be made payable to someone other than the shareholder(s) of record.

Signature guarantees are designed to protect both the shareholder and the Fund from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, municipal securities broker/dealers, government securities broker/dealers, national securities exchanges, registered securities exchanges, or clearing agencies deemed eligible by the SEC. The Fund does not accept signatures guaranteed by a notary public.

Additional Documentation. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians. The Fund’s transfer agent requires documents from entities to identify individuals possessing authority to redeem shares from the Fund. The documentation may include corporate resolutions, partnership agreements, trust instruments or plans that give such authority to the individual.

Redemption In-Kind. The Fund has elected to be governed by Rule l8f-1 under the Investment Company Act, which obligates the Fund to redeem shares in cash, with respect to any one shareholder during any 90-day period, up to the lesser of $250,000 or 1% of the assets of the Fund. If the Adviser determines that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other financial assets, valued for this purpose as they are valued in computing the NAV for the Fund’s shares (a “redemption in-kind”). Shareholders receiving securities or other financial assets in a redemption in-kind may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences. If you expect to make a redemption in excess of the lesser of $250,000 or 1% of the Fund’s assets during any 90-day period and would like to avoid any possibility of being paid with securities in-kind, you may do so by providing the Fund with an unconditional instruction to redeem at least 15 calendar days prior to the date on which the redemption transaction is to occur, specifying the dollar amount or number of shares to be redeemed and the date of the transaction (please call toll free 1-877-485-8586). This will provide the Fund with sufficient time to raise the cash in an orderly manner to pay the redemption and thereby minimize the effect of the redemption on the interests of the Fund’s remaining shareholders.

Proxy Voting Policies and Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust which delegates the responsibility for voting proxies to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of a Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.

The Adviser has adopted Proxy Voting Policies and Procedures (“Adviser’s Proxy Policies”) which underscore the Adviser’s concern that all proxy voting decisions be made in the best interest of the Fund and that the Adviser will act in a prudent and diligent manner intended to enhance the economic value of the assets of the Fund.

The Adviser uses the services of Institutional Shareholder Services (“ISS”) to vote proxies. ISS’s proxy voting guidelines are used as general guidelines, but each proxy will be considered individually, taking into account the relevant circumstances at the time of each vote.

Where a proxy proposal raises a material conflict between the Adviser’s interests and the Fund’s interests, the Adviser will resolve the conflict by disclosing the conflict to the Board and obtaining the Board’s consent to vote.

The Trust is required to annually file Form N-PX, which lists the Fund’s complete proxy voting record for the 12-month period ending June 30. Once filed, the Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-877-485-8586 and on the SEC’s website at http://www.sec.gov.

Portfolio Holdings Information

The Adviser and the Fund maintain portfolio holdings disclosure policies (the “Policies”) that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by the Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees of the Trust. Disclosure of the Fund’s complete holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC’s website at www.sec.gov. A complete list of the Fund’s portfolio holdings as of each calendar quarter-end is available on the Fund’s website at http://www.cullenfunds.com within five business days after the calendar quarter-end. The calendar quarter-end portfolio holdings for the Fund will remain posted on the website until updated with required regulatory filings with the SEC. Portfolio holdings information posted on the Fund’s website may be separately provided to any person commencing the day after it is first published on the website.

Pursuant to the Fund’s portfolio holdings disclosure policies, information about the Fund’s portfolio holdings is not distributed to any person unless:

▪	The disclosure is required pursuant to a regulatory request or, court order or is legally required in the context of other legal proceedings;

▪
The disclosure is made to a mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
The disclosure is made to internal parties involved in the investment process, administration, operation or custody of the Fund, including, but not limited to USBFS and the Trust’s Board of Trustees, attorneys, auditors or accountants;

▪	The disclosure is made: (a) in connection with a quarterly, semi-annual or annual report that is available to the public; or (b) relates to information that is otherwise available to the public; or

▪	The disclosure is made with the prior written approval of either the Trust’s CCO or his or her designee.

Certain of the persons listed above receive information about the Fund’s portfolio holdings on an ongoing basis. The Fund believes that these third parties have legitimate objectives in requesting such portfolio holdings information and operate in the best interest of the Fund’s shareholders. These persons are:

▪	A mutual fund rating and/or ranking organization, or person performing similar functions, who is subject to a duty of confidentiality, including a duty not to trade on any non-public information;

▪
Rating and/or ranking organizations, specifically: Lipper; Morningstar; Standard & Poor’s; Bloomberg; Vickers-Stock Research Corporation; Wilshire & Associates, Inc.; Thomson Financial; Citigate Financial Intelligence; and Interactive Data Corporation, all of which currently receive such information between the fifth and tenth business day of the month following the end of a calendar quarter; and

▪
Internal parties involved in the investment process, administration, operation or custody of the Fund, specifically: USBFS; the Trust’s Board of Trustees; and the Trust’s attorneys and accountants (currently PricewaterhouseCoopers), all of which typically receive such information after it is generated.

Any disclosures to additional parties not described above are made with the approval of either the Trust’s CCO or his or her designee, pursuant to the Fund’s Policies. Currently, the Fund does not disclose information to parties not described above.

The Board exercises continuing oversight of the disclosure of the Fund’s portfolio holdings by (1) overseeing the implementation and enforcement of the Policies, Codes of Ethics and other relevant policies of the Fund and its service providers by the Trust’s CCO, (2) considering reports and recommendations by the Trust’s CCO concerning any material compliance matters (as defined in Rule 38a-1 under Investment Company Act), and (3) considering whether to approve any amendment to these Policies. The Board reserves the right to amend the Policies at any time without prior notice in its sole discretion.

Neither the Adviser nor the Fund may receive compensation in connection with the disclosure of information about Fund portfolio securities. In the event of a conflict between the interests of the Fund and the interests of the Adviser or an affiliated person of the Adviser, the CCO of the Adviser and the Trust, shall make a determination in the best interests of the Fund, and shall report such determination to the Adviser’s managing member and to the Trust’s Board of Trustees at the end of the quarter in which such determination was made. Any employee of the Adviser who suspects a breach of this obligation must report the matter immediately to the CCO or to his or her supervisor.

In addition, material non-public holdings information may be provided without lag as part of the normal investment activities of the Fund to each of the following entities which, by explicit agreement or by virtue of their respective duties to the Fund, are required to maintain the confidentiality of the information disclosed and are prohibited from trading on the non-public information: Fund Administrator, Fund Accountant, Custodian, Transfer Agent, auditors, counsel to the Fund or the trustees, broker-dealers (in connection with the purchase or sale of securities or requests for price quotations or bids on one or more securities), and regulatory authorities. Each entity is responsible for monitoring compliance with confidentiality duties and trading prohibitions. Portfolio holdings information not publicly available with the SEC or through the Fund’s website may only be provided to additional third parties, in accordance with the Policies, when the Fund has a legitimate business purpose and the third party recipient is subject to a confidentiality agreement. Currently, the Fund does not disclose portfolio holdings information not publicly available to any additional parties.

In no event shall the Adviser, its affiliates or employees, or the Fund receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

There can be no assurance that the Policies and these procedures will protect the Fund from potential misuse of that information by individuals or entities to which it is disclosed.

Additional Information on Distributions and Taxes

Distributions

A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of the Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. Shareholders will receive a confirmation of each new transaction in their account. The Fund will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of a Systematic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates.

Taxes

Distributions of net investment income. The Fund receives income generally in the form of dividends on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund’s net investment income from which dividends may be paid to you. Any distributions by the Fund from such income, including the excess of net short-term capital gain over net long-term capital loss will be taxable to you as ordinary income, whether you take dividends in cash or in additional shares.

Distributions of capital gains. The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distribution of net short term capital gain, as noted above, are included in ordinary income dividends. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Fund.

Information on the tax character of distributions. The Fund will inform you of the amount of your ordinary income dividends, qualified dividend income, discussed below, and capital gains distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year.

Qualification to be taxed as a regulated investment company. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary income, eligible for taxation at the reduced rate applicable to qualified dividend income for non-corporate shareholders and for the dividends received deduction available to corporate shareholders, to the extent of the Fund’s earnings and profits.

Excise tax distribution requirements. To avoid federal excise taxes, the Fund must distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these amounts in December (or to pay in January amounts that are treated by you as received in December) to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund shares. Redemptions and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

Certain dividend income, including dividends received from some foreign corporations, and long-term capital gain are eligible for a reduced tax rate applicable to non-corporate shareholders for taxable years beginning prior to 2011. Distributions comprised of dividends from domestic corporations and certain foreign corporations (generally, corporations incorporated in a possession of the United States, and some corporations eligible for treaty benefits under certain treaties with the United States or of dividends with respect to classes of stock of a foreign corporation that are readily tradable on an established securities market in the United States) are treated as “qualified dividend income” eligible for taxation at a maximum tax rate of 15% in the hands of non-corporate shareholders. A certain portion of the Fund’s dividends when paid to non-corporate shareholders may be eligible for treatment as qualified dividend income. In order for dividends paid by the Fund to be qualified dividend income, the Fund must meet holding period and other requirements with respect to dividend paying stocks in its portfolio and the non-corporate stockholder must meet holding period and other requirements with respect to the Fund’s shares. To the extent that a Fund engages in securities lending with respect to stock paying qualified dividend income, it may be limited in its ability to pay qualified dividend income to its shareholders. Fund dividends representing distributions of short-term capital gains (including a portion of premiums received by the Fund as the seller (writer) of expired options contract) cannot be designated as qualified dividend income and will not qualify for the reduced rates. In addition, dividends from foreign securities may not be eligible for this rate. Likewise, dividends for REITs are generally not eligible for treatment as qualified dividend income. Additionally, special tax rules applicable to straddles may terminate or suspend the holding period of stocks considered to be part of the straddle, such as stocks with respect to which the Fund has written a call option limiting the Fund’s ability to designate distributions as qualified dividend income. The Fund cannot predict the percentage (if any) of its distributions which will qualify for taxation to non-corporate shareholders as qualified dividend income.

Dividends-received deduction for corporations. If you are a corporate shareholder, you should note that it is expected that a portion of the dividends paid by the Fund will qualify for the dividends-received deduction. In some circumstances, you will be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. The rules noted above which terminate or suspend the holding period of the underlying stocks considered to be substantially similar to the Fund’s call options may, likewise, limit the Fund’s ability to designate distributions as eligible for the dividends-received deduction. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in complex securities. The Fund may invest in complex securities and enter into transactions (such as call options on stocks held in its portfolio, as discussed above) which are subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund without a corresponding receipt of cash (with which to make the necessary distributions to satisfy distribution requirements applicable to RICs) and/or defer the Fund’s ability to recognize losses. In turn, these rules may affect the amount, timing or character of the income distributed to you by the Fund. Special tax rules also will require the Fund to mark-to-market (i.e., treat them as sold on the last day of the taxable year) certain types of positions in its portfolio (i.e., the call options written by the Fund) and may result in the recognition of income without a corresponding receipt of cash. The Fund intends to monitor transactions, make appropriate tax elections and make appropriate entries in its books and records to lessen the effect of these tax rules and avoid any possible disqualification for the special treatment afforded RICs under the Code.

The tax consequences to a foreign shareholder of investing in the Fund may be different from those described herein. Foreign shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

Dividends and interest received by the Fund may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If more than 50% of the value of the Fund’s assets consist of stock or securities in foreign corporations at the close of a taxable year in which the Fund qualifies for taxation as a regulated investment company, the Fund may file an election with the Internal Revenue Service (“IRS”) pursuant to which the Fund’s shareholders will be required to include their proportionate share of such foreign taxes in their U.S. income tax returns as gross income, treat such amounts as taxes paid by them, and deduct these amounts in computing taxable income, or alternatively, use them as foreign tax credits against their U.S. income taxes. The Fund will report annually to its shareholders the amount per share of such foreign taxes and other information needed to claim the foreign tax credit. The Fund’s ability to claim a foreign tax credit is subject to a number of requirements, including holding period requirements that must be satisfied by both the shareholder and Fund, which, as discussed above, may enter into transactions that terminate or suspend its holding period for some securities.

Some shareholders may be subject to a withholding tax on ordinary income dividends, capital gain dividends and redemption payments (“backup withholding”). Generally, shareholders subject to backup withholdings will be those for whom no certified taxpayer identification is on file with the Fund, or who, to the Fund’s knowledge, have furnished an incorrect number. When establishing an account, an investor must certify under penalty of perjury that such number is correct and that the investor is not otherwise subject to backup withholding. Backup withholding is not an additional tax. Any amount withheld generally may be allowed as a refund or credit against a shareholder’s federal income tax liability, provided that the required information is timely forwarded to the IRS.

Under Treasury Regulations, if a shareholder recognizes a loss with respect to shares of $2 million or more for an individual shareholder, or $10 million or more for a corporate shareholder, in any single taxable year (or a greater amount over a combination of years), the stockholder must file with the IRS a disclosure statement on Form 8886. Direct holders of portfolio securities are, in many cases, exempted from this reporting requirement, but under current guidance shareholders of regulated investment companies are not exempted. In addition, under recently enacted legislation, significant penalties may be imposed in connection with the failure to comply with these reporting requirements. The fact that a loss is reportable under these regulations does not affect the legal determination of whether or not the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisers to determine the applicability of these regulations in light of their individual circumstances.

The foregoing is only a general summary of certain provisions of the Code and current Treasury regulations applicable to the Fund and its shareholders. The Code and such regulations are subject to change by legislative or administrative action. Investors are urged to consult their own tax advisers regarding the application of federal, state, local and foreign tax laws.

Calculation of Performance Data

The Fund’s total return may be compared to relevant indices, including the S&P 500 Index, Nasdaq Composite and indices published by Lipper, Inc.

Investors should note that the investment results of the Fund will fluctuate over time, and any presentation of the Fund’s total return for any period should not be considered as a representation of what an investment may earn or what an investor’s total return may be in any future period.

The Fund will calculate its performance in accordance with the following formulas:

Average Annual Total Return

Average annual total return quotations used in the Fund’s Prospectus are calculated according to the following formula:

P(1 +T)n = ERV

where P equals a hypothetical initial payment of $1,000; T equals average annual total return; n equals the number of years; and ERV equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period.

Under the foregoing formula, the time periods used in the Prospectus will be based on rolling calendar quarters. Average annual total return, or “T” in the above formula, is computed by finding the average annual compounded rates of return over the period that would equate the initial amount invested to the ending redeemable value. Average annual total return assumes the reinvestment of all dividends and distributions.

Average Annual Total Return (after Taxes on Distributions)

The Fund’s quotations of average annual total return (after taxes on distributions) is calculated according to the following formula:

P(1 + T)n = ATVD

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVD” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions, not after taxes on redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. ATVD will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Average Annual Total Return (after Taxes on Distributions and Redemptions)

The Fund’s quotations of average annual total return (after taxes on distributions and redemption) are calculated according to the following formula:

P(1 + T)n = ATVDR

where “P” equals a hypothetical initial payments of $1,000; “T” equals average annual total return; “n” equals the number of years; and “ATVDR” equals the ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of the period after taxes on distributions and redemption.

Dividends and other distributions less the taxes due on such distributions, are assumed to be reinvested in shares at the prices in effect on the reinvestment dates, and the taxes due are calculated using the highest individual marginal federal income tax rates on the reinvestment dates. Capital gains taxes resulting from the redemption are subtracted and the tax benefit from capital losses resulting from the redemption are added. ATVDR will be adjusted to reflect the effect of any absorption of Fund expenses by the Adviser.

Comparisons

Lipper, Inc. (“Lipper”) and Other Independent Ranking Organizations. From time to time, the Fund’s performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper, a widely used independent research firm which ranks mutual funds by overall performance, investment objectives, and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper’s appropriate fund category, that is, by fund objective and portfolio holdings. The Fund’s performance may also be compared to the average performance of its Lipper category.

Morningstar, Inc. The Fund’s performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which rates funds on the basis of historical risk and total return. Morningstar’s ratings range from five stars (highest) to one star (lowest) and represent Morningstar’s assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Ratings are not absolute and do not represent future results.

Independent Sources. Evaluations of fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of, or selections from, editorials or articles about the Fund, especially those with similar objectives. Sources for fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger’s, Smart Money, Financial World, Business Week, U.S. News and World Report, The Wall Street Journal, Barron’s and a variety of investment newsletters.

Indices. The Fund may compare its performance to a wide variety of indices. There are differences and similarities between the investments that a Fund may purchase and the investments measured by the indices.

Historical Asset Class Returns. From time to time, marketing materials may portray the historical returns of various asset classes. Such presentations will typically compare the average annual rates of return of inflation, U.S. Treasury bills, bonds, common stocks, and small stocks. There are important differences between each of these investments that should be considered in viewing any such comparison. The market value of stocks will fluctuate with market conditions, and small-stock prices generally will fluctuate more than large-stock prices. Stocks are generally more volatile than bonds. In return for this volatility, stocks have generally performed better than bonds or cash over time. Bond prices generally will fluctuate inversely with interest rates and other market conditions, and the prices of bonds with longer maturities generally will fluctuate more than those of shorter-maturity bonds. Interest rates for bonds may be fixed at the time of issuance, and payment of principal and interest may be guaranteed by the issuer and, in the case of U.S. Treasury obligations, backed by the full faith and credit of the U.S. Treasury.

Shareholder Reports

An annual report will be issued to shareholders after the close of each fiscal year, which ends June 30. This report will include financial statements for the Fund audited by the Fund’s independent registered public accounting firm, PricewaterhouseCoopers LLP. A semi-annual report will also be issued to the Fund’s shareholders.

Service Providers

Custodian

Bank of New York, One Wall Street, New York, New York, 10286 acts as custodian of the cash and securities of the Fund. The custodian holds all cash and, directly or through a book entry system or an agent, securities of the Fund, delivers and receives payment for securities sold by the Fund, collects income from investments of the Fund and performs other duties, all as directed by officers of the Fund. The custodian does not exercise any supervisory function over the management of, or the purchase and sale of securities by, the Fund.

Transfer Agent, Dividend Disbursing Agent, Fund Administrator and Fund Accountant

U.S. Bancorp Fund Services, LLC acts as the Fund’s transfer agent, dividend-paying agent, fund administrator, fund accountant and shareholder servicing agent. U.S. Bancorp Fund Services, LLC’s address is 615 East Michigan Street, Milwaukee, Wisconsin, 53202. USBFS is an affiliate of the Distributor.

Distributor

Quasar Distributors, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as principal underwriter for the Fund and as such, is the agent for the distribution of shares of the Fund.

Counsel

Sidley Austin LLP, One South Dearborn St., Chicago, Illinois, 60603, is counsel for the Fund.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP has been selected as the independent registered public accounting firm of the Fund. As such, they are responsible for auditing the annual financial statements of the Fund.

Additional Information

The Fund’s Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement which the Fund has filed electronically with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, and reference is hereby made to the Registration Statement for further information with respect to the Fund and the securities offered hereby. This Registration Statement is available for inspection by the public at the public reference facilities maintained by the Commission in Washington, D.C.

Financial Statements

The Fund’s audited financial statements for each class of shares are incorporated by reference to the Fund’s Annual Report for the fiscal year ended June 30, 2006.

Appendix A

RATINGS OF CORPORATE OBLIGATIONS,
COMMERCIAL PAPER, AND PREFERRED STOCK

Ratings of Corporate Obligations

Moody's Investors Service, Inc.

Aaa: Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa securities.

A: Bonds that are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds that are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated B generally lack characteristics of desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal and interest.

Ca: Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.

Those securities in the A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols A-1 and Baa-1. Other A and Baa securities comprise the balance of their respective groups. These rankings (1) designate the securities which offer the maximum in security within their quality groups, (2) designate securities which can be bought for possible upgrading in quality, and (3) additionally afford the investor an opportunity to gauge more precisely the relative attractiveness of offerings in the marketplace.

Standard & Poor's Rating Services

AAA: Bonds rated AAA have the highest rating assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

AA: Bonds rated AA have a very strong capacity to pay interest and repay prin-cipal and differ from the highest rated issues only in a small degree.

A: Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circum-stances and economic conditions than bonds in higher rated categories.

BBB: Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. Although they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories. Bonds rated BBB are regarded as having speculation characteristics.

BB--B--CCC-CC: Bonds rated BB, B, CCC, and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation among such bonds and CC the highest degree of speculation. Although such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Commercial Paper Ratings

Standard & Poor's Rating Services

Commercial paper ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. Issues assigned the A rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designation 1, 2 and 3 to indicate the relative degree of safety. The "A-1" designation indicates that the degree of safety regarding timely payment is very strong. Those issues determined to possess overwhelming safety characteristics will be denoted with a plus sign designation.

Moody's Investors Service, Inc.

Moody's commercial paper ratings are opinions of the ability of the issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's makes no representation that such obligations are exempt from regis-tration under the Securities Act of 1933, nor does it represent that any specific note is a valid obligation of a rated issuer or issued in conformity with any applicable law. Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment capacity of rated issuers:

Prime-1 Superior capacity for repayment
Prime-2 Strong capacity for repayment
Prime-3 Acceptable capacity for repayment

Ratings of Preferred Stock

Standard & Poor's Rating Services

Standard & Poor's preferred stock rating is an assessment of the capacity and willingness of an issuer to pay preferred stock dividends and any applicable sinking fund obligations. A preferred stock rating differs from a bond rating inasmuch as it is assigned to an equity issue, which issue is intrinsically different from, and subordinated to, a debt issue. Therefore, to reflect this difference, the preferred stock rating symbol will normally not be higher than the bond-rating symbol assigned to, or that would be assigned to, the senior debt of the same issuer.

The preferred stock ratings are based on the following considerations:

1.
Likelihood of payment--capacity and willingness of the issuer to meet the timely payment of preferred stock dividends and any applicable sinking fund requirements in accordance with the terms of the obligation.

2.	Nature of and provisions of the issue.

3.	Relative position of the issue in the event of bankruptcy, reorganization, or other arrangements affecting creditors' rights.

AAA: This is the highest rating that may be assigned by Standard & Poor's to a preferred stock issue and indicates an extremely strong capacity to pay the preferred stock obligations.

AA: A preferred stock issue rated AA also qualifies as a high quality fixed income security. The capacity to pay preferred stock obligations is very strong, although not as overwhelming as for issues rated AAA.

A: An issue rated A is backed by a sound capacity to pay the preferred stock obligations, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB: An issue rated BBB is regarded as backed by an adequate capacity to pay the preferred stock obligations. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to make payments for a preferred stock in this category than for issues in the A category.

BB, B, CCC: Preferred stock issues rated BB, B, and CCC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay preferred stock obligations. BB indicates the lowest degree of speculation and CCC the highest degree of speculation. While such issues will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

CC: The rating CC is reserved for a preferred stock issue in arrears on dividends or sinking fund payments but that is currently paying.

C: A preferred stock rated C is a nonpaying issue.

D: A preferred stock rated D is a nonpaying issue with the issuer in default on debt instruments.

NR indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that S & P does not rate a particular type of obligation as a matter of policy.

Plus (+) or Minus (-): To provide more detailed indications of preferred stock quality, the ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Moody's Investors Service, Inc.

aaa: An issue that is rated aaa is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa: An issue that is rated aa is considered a high-grade preferred stock. This rating indicates that there is reasonable assurance that earnings and asset protection will remain relatively well maintained in the foreseeable future.

a: An issue which is rated a is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the aaa and aa classifications, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa: An issue that is rated baa is considered to be medium grade, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba: An issue that is rated ba is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b: An issue that is rated b generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa: An issue that is rated caa is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.

ca: An issue which is rated ca is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payment.

c: This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.